UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2016

LIM-QTLY-1116
1.807735.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	2,800	3,070
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,442
5% 3/1/30	6,305	7,701
5% 3/1/31	6,320	7,684
5% 3/1/32	5,075	6,142
5% 3/1/33	7,380	8,897
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,422
5% 3/1/27	4,030	4,843
5% 3/1/28	4,350	5,196
5% 3/1/29	3,570	4,241
5% 3/1/30	4,305	5,091

TOTAL ALABAMA		62,729

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,988
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	9,382

TOTAL ALASKA		18,370

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,000
5% 10/1/17 (FSA Insured)	10,000	10,404
5% 10/1/18 (FSA Insured)	2,500	2,697
5.25% 10/1/20 (FSA Insured)	6,695	7,552
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,647
6% 1/1/27	1,400	1,489
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,374
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,493
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,423
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,937
5% 7/1/28	7,470	9,171
5% 7/1/29	8,140	9,928
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,263
5% 7/1/25 (FSA Insured)	2,125	2,690
5% 7/1/26 (FSA Insured)	3,670	4,609
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,211
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	2,097
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,205
Series 2011 C, 5% 7/1/21	1,000	1,183
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,206
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,462
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,361
Series 2012 A:
5% 7/1/22	500	605
5% 7/1/23	1,100	1,330
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	654

TOTAL ARIZONA		116,991

California - 7.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,943
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,674
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (b)	6,800	6,840
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,620
5% 12/1/29	4,865	5,781
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,105
5% 7/1/18 (Escrowed to Maturity)	3,480	3,733
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,558
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,927
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,087
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,848
6% 3/1/33	12,375	14,464
6% 4/1/38	7,500	8,439
6% 11/1/39	35,800	41,273
6.5% 4/1/33	150	171
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	111
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,889
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,863
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.64%, tender 10/6/16 (b)	4,500	4,509
Series 2011 D, 5% 8/15/35	3,000	3,490
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.75%, tender 11/1/16 (b)(c)(d)	51,055	51,050
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,230
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	15,952
Series 2011 A:
5.25% 10/1/24	4,000	4,786
5.25% 10/1/25	4,000	4,784
Series 2012 A:
5% 4/1/22	2,100	2,529
5% 4/1/23	5,000	5,995
Series 2012 G:
5% 11/1/23	1,000	1,218
5% 11/1/24	1,000	1,217
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,772
5% 12/1/21	2,500	2,980
Series 2009 G1, 5.75% 10/1/30	2,100	2,390
Series 2009 I, 6.125% 11/1/29	1,300	1,502
Series 2010 A, 5.75% 3/1/30	4,100	4,721
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,067
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	691
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,945
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,382
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	6,020
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,562
Series 2010 C, 5.25% 8/1/39	3,700	4,249
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,449
Los Angeles Unified School District Series 2004 J, 5% 1/1/17	10,000	10,101
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	1,780	2,004
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2011 A1, 1%, tender 10/6/16 (b)	12,000	12,001
Series 2011 A3, 1%, tender 10/6/16 (b)	11,100	11,101
Series 2016, 0.96%, tender 10/6/16 (b)	11,200	11,199
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,175
5% 7/1/23	3,800	4,452
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,311
5% 7/1/20	2,000	2,210
5% 7/1/21	1,500	1,654
5% 7/1/22	2,250	2,480
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,657
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28	1,860	2,301
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,456
5% 8/1/28	1,000	1,255
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,934
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,956
Poway Unified School District Series B:
0% 8/1/36	12,950	7,038
0% 8/1/37	16,850	8,807
0% 8/1/38	4,650	2,341
0% 8/1/40	2,240	1,047
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,416
5% 9/1/28	1,600	1,910
5% 9/1/32	1,685	1,958
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,375
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	808
5.25% 7/1/21	700	832
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,858
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,320
5.25% 8/1/26	2,200	2,442
5.5% 8/1/20	2,000	2,251
Series 2009 B, 5% 8/1/18	7,355	7,885
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,630
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,213
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,533
0% 7/1/39	7,200	3,421
0% 7/1/46	20,405	7,553
0% 7/1/47	13,000	4,640
Series 2008 E, 0% 7/1/49	4,500	1,468
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,056
0% 8/1/37	2,000	1,035
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,203
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,803
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,517
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,233
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,174
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	339
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,326
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,386

TOTAL CALIFORNIA		488,891

Colorado - 0.5%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,637
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,141
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Escrowed to Maturity)	1,990	2,004
Bonds Series 2008 D3, 5%, tender 11/12/21 (b)	7,585	8,751
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	1,120
0% 9/1/37	3,000	1,548
0% 9/1/38	3,760	1,872

TOTAL COLORADO		33,073

Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	4,965	5,246
Series 2012 E, 5% 9/15/23	3,000	3,612
Series 2013 A, 1.18% 3/1/17 (b)	1,600	1,599
Series 2016 A:
4% 3/15/18	21,100	22,024
5% 3/15/26	3,030	3,812

TOTAL CONNECTICUT		36,293

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,490
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,530
5% 1/1/24	1,270	1,556
5% 1/1/25	2,750	3,385

TOTAL DELAWARE, NEW JERSEY		8,471

District Of Columbia - 0.2%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,435
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,263

TOTAL DISTRICT OF COLUMBIA		15,698

Florida - 12.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	4,044
5% 7/1/30	7,455	8,944
Series 2015 C, 5% 7/1/24	3,000	3,750
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,704
Series A:
5% 10/1/29 (d)	4,210	5,023
5% 10/1/31 (d)	3,000	3,553
5% 10/1/32 (d)	4,000	4,719
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/21	5,380	6,276
5% 7/1/22	5,000	5,977
5% 7/1/25	5,635	6,695
5% 7/1/26	24,585	29,136
Series 2015 A:
5% 7/1/26	11,500	14,358
5% 7/1/27	9,165	11,368
5% 7/1/28	4,000	4,907
Series 2015 B:
5% 7/1/25	2,160	2,717
5% 7/1/26	11,670	14,570
5% 7/1/27	7,900	9,763
5% 7/1/28	13,510	16,574
Series 2016, 5% 7/1/32	2,500	3,018
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/18	2,000	2,136
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,531
5% 12/1/23	2,245	2,648
5% 12/1/24	2,365	2,788
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,419
5% 7/1/28	1,000	1,226
5% 7/1/30	6,630	8,016
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	3,400	3,523
Series 2009 D, 5% 6/1/21	2,780	3,099
Series 2011 C:
5% 6/1/20	12,380	14,167
5% 6/1/22	10,000	11,780
Series 2011 E, 5% 6/1/24	5,000	5,885
Series A, 5.5% 6/1/38	1,800	1,944
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,718
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 101)	3,375	3,518
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,346
5% 10/1/28	5,000	6,032
5% 10/1/29	2,725	3,283
5% 10/1/30	2,475	2,977
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,269
5% 10/1/31	2,000	2,457
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,556
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,422
Series 2015 B:
5% 10/1/24	1,000	1,248
5% 10/1/27	1,500	1,870
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,535
5% 6/1/35	2,500	2,905
5% 6/1/46	2,340	2,683
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,717
5% 11/15/18	2,000	2,168
Series 2008 B, 6% 11/15/37	12,000	13,671
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,339
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,302
5% 7/1/25	2,000	2,504
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,068
5% 9/1/22	2,270	2,530
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,819
5% 10/1/23	5,320	6,451
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,961
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,229
5% 6/1/26 (FSA Insured)	1,800	2,200
5% 6/1/28 (FSA Insured)	500	602
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,321
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,466
Series 2012 A:
5% 10/1/22 (d)	3,000	3,556
5% 10/1/24 (d)	10,000	11,716
5% 10/1/24	2,165	2,574
Series 2014 A:
5% 10/1/27 (d)	1,325	1,593
5% 10/1/29 (d)	2,805	3,326
5% 10/1/33 (d)	5,600	6,503
5% 10/1/37	7,400	8,797
Series 2015 A, 5% 10/1/35 (d)	2,500	2,882
Series 2016 A:
5% 10/1/30	2,500	3,077
5% 10/1/31	1,000	1,223
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,675
Series 2016:
5% 10/1/28	5,545	6,976
5% 10/1/29	4,105	5,118
5% 10/1/30	7,430	9,219
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	9,122
Series 2014 A, 5% 7/1/44	2,900	3,359
Series A:
5% 7/1/31	1,500	1,853
5% 7/1/32	3,980	4,889
5% 7/1/33	3,300	4,038
5% 7/1/34	1,000	1,219
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	5,047
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,181
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,437
5% 11/1/25	12,235	15,112
5% 11/1/26	7,950	9,733
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	5,224
Series 2015 B, 5% 5/1/28	13,690	16,753
Series 2015 D, 5% 2/1/30	6,500	7,868
Series 2016 A:
5% 8/1/27	7,560	9,443
5% 5/1/31	19,770	23,917
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,459
5% 7/1/42	1,675	1,934
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,671
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,381
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,937
5.75% 10/1/43	535	575
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,439
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,056
Series 2012 A, 5% 10/1/42	12,650	14,194
Series 2012 B, 5% 10/1/42	5,200	5,835
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,324
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,810
Series 2015 C, 5% 8/1/29	7,000	8,659
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,275
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,676
5% 10/1/20	3,500	4,036
Series 2012 A:
5% 10/1/23	1,700	2,114
5% 10/1/25	900	1,159
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,846
5% 8/1/25	3,200	4,041
Series 2015 B:
5% 8/1/25	1,625	2,052
5% 8/1/27	8,285	10,301
5% 8/1/28	5,485	6,765
Series 2015 D:
5% 8/1/26	24,065	30,120
5% 8/1/27	10,910	13,565
5% 8/1/28	3,730	4,600
5% 8/1/26	10,460	13,092
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	13,074
5.25% 10/1/18 (Escrowed to Maturity)	2,945	3,194
Series 2011, 5% 10/1/24	8,600	10,132
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,512
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,392
5% 7/1/27	4,255	5,053
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,912
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,988
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	589
5% 12/1/20	100	114
5% 12/1/21	800	929
Series 2015 A, 5% 12/1/40	1,800	2,071
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,679
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,196
5% 10/1/18 (FSA Insured) (d)	10,515	11,221
5% 10/1/19 (FSA Insured) (d)	5,965	6,553
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,232
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	6,043

TOTAL FLORIDA		807,655

Georgia - 2.1%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,251
5% 11/1/29	2,500	3,086
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georga Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21 (b)	8,540	8,575
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,592
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,646
6.125% 9/1/40	7,190	8,117
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,765
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,479
5% 11/1/19	3,000	3,343
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	9,223
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,898
5.25% 1/1/20	1,625	1,841
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,235
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410	420
Series 2011 A, 5% 1/1/21	9,000	10,421
Series GG:
5% 1/1/22	3,000	3,565
5% 1/1/24	3,625	4,395
5% 1/1/25	1,250	1,505
5% 1/1/26	5,000	5,989
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,749
Series Q, 5% 10/1/22	2,000	2,410
Series S:
5% 10/1/22	1,275	1,536
5% 10/1/24	2,425	2,902
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,862
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (b)	6,785	7,029
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	12,116

TOTAL GEORGIA		134,950

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	4,060	4,707
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,903

TOTAL HAWAII		8,610

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,003
6.75% 11/1/37	2,600	2,893
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,776

TOTAL IDAHO		7,672

Illinois - 13.0%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	996
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,681
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,779
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,248
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,436
Series 2010 F:
5% 12/1/20	1,060	1,029
5% 12/1/31	20,215	18,693
Series 2011 A:
5% 12/1/41	2,000	1,829
5.5% 12/1/39	5,900	5,618
Series 2012 A, 5% 12/1/42	1,535	1,376
Series 2015 C, 5.25% 12/1/39	1,500	1,403
Series 2016 B, 6.5% 12/1/46	700	722
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,526
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	4,541
(City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,905
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
5.25% 1/1/29	12,100	12,885
5.25% 1/1/30	12,000	12,687
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,500	7,463
Series 2014 B:
5% 1/1/19	350	381
5% 1/1/22	1,000	1,183
5% 1/1/24	3,330	4,086
Series 2016 A:
5% 1/1/29 (d)	2,220	2,651
5% 1/1/30 (d)	3,390	4,024
5% 1/1/31 (d)	2,500	2,952
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (d)	750	788
5.25% 1/1/19 (d)	5,125	5,567
Series 2011 B, 5% 1/1/20	4,430	4,968
Series 2011 C, 6.5% 1/1/41	14,475	17,174
Series 2012 A, 5% 1/1/22	1,750	2,065
Series 2012 B:
4% 1/1/17 (d)	6,300	6,346
5% 1/1/22 (d)	7,000	8,199
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,800
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,729
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	750
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,486
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,549
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,146
5% 12/15/24	1,000	1,142
Series 2012 C, 5% 12/15/25	2,120	2,412
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	20,130
Series 2010 G, 5% 11/15/25	2,940	3,261
Series 2011 A, 5.25% 11/15/24	1,500	1,716
Series 2012 C:
5% 11/15/22	2,060	2,401
5% 11/15/23	4,980	5,770
5% 11/15/24	18,655	21,511
5% 11/15/25 (FSA Insured)	520	605
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,806
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,666
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,662
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,733
Illinois Edl. Facilities Auth. Rev. Bonds Series 2001 B3, 0.5%, tender 3/7/17 (b)	9,000	8,981
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,915
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,778
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,384
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,924
5% 5/15/19	3,940	4,314
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,414
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	7,550
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,202
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,577
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,347
Bonds Series E, 5%, tender 5/1/17 (b)	2,000	2,047
Series 2008 A, 5.625% 1/1/37	21,070	22,084
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,479
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,628
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	378
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,079
Series 2010 A:
5.5% 8/15/24	2,145	2,386
5.75% 8/15/29	1,440	1,606
Series 2012 A, 5% 5/15/23	1,480	1,732
Series 2012:
5% 9/1/32	8,100	9,134
5% 9/1/38	10,910	12,095
5% 11/15/43	3,265	3,617
Series 2013:
5% 11/15/26	2,675	3,126
5% 11/15/29	805	926
5% 5/15/43	7,800	8,579
Series 2015 A:
5% 11/15/21	400	472
5% 11/15/27	1,045	1,282
5% 11/15/28	1,250	1,520
5% 11/15/29	1,885	2,277
5% 11/15/32	3,475	4,107
5% 11/15/45	2,090	2,417
Series 2015 C:
5% 8/15/35	6,100	7,136
5% 8/15/44	29,100	33,623
Series 2016 A:
5% 7/1/30	2,620	3,150
5% 7/1/36	3,175	3,731
Series 2016 C:
4% 2/15/36	2,300	2,325
5% 2/15/32	10,540	12,181
5% 2/15/33	5,000	5,755
5% 2/15/41	3,565	3,997
Series 2016:
5% 5/15/28	2,450	2,994
5% 5/15/29	1,350	1,638
5% 11/15/26	3,025	3,710
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	9,973
5% 1/1/19	3,200	3,398
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,048
Series 2012 A, 5% 1/1/33	3,600	3,833
Series 2012:
5% 8/1/19	4,475	4,818
5% 3/1/20	3,280	3,568
5% 3/1/21	2,750	3,042
5% 8/1/21	1,600	1,780
5% 3/1/22	5,000	5,599
5% 8/1/22	6,600	7,431
5% 8/1/23	3,410	3,873
Series 2013, 5.5% 7/1/38	4,000	4,464
Series 2014:
5% 2/1/27	2,665	2,983
5% 4/1/28	2,130	2,375
5% 5/1/28	910	1,015
5% 5/1/32	2,500	2,735
5% 5/1/33	6,600	7,198
5.25% 2/1/31	10,500	11,692
Series 2016:
5% 6/1/25	7,845	9,033
5% 6/1/26	1,065	1,233
5% 2/1/26	2,260	2,542
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	12,100
Illinois Sales Tax Rev. Series 2013, 5% 6/15/25	13,360	16,017
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	12,700	14,863
Series 2016 B, 5% 1/1/41	20,000	23,727
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,035
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,809
0% 12/1/18 (Escrowed to Maturity)	595	580
5% 1/1/26	8,920	10,785
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,804
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,741
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,310
0% 1/15/25	7,735	6,370
0% 1/15/26	5,815	4,635
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,819
5% 2/1/27	6,000	7,353
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,289
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,027
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	6,001
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,245
0% 6/15/44 (FSA Insured)	37,400	11,861
0% 6/15/47 (FSA Insured)	3,755	1,039
Series 2012 B, 0% 12/15/51	48,500	9,499
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,394
0% 6/15/17 (Escrowed to Maturity)	1,175	1,168
0% 6/15/17 (Escrowed to Maturity)	485	482
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,580	1,557
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	436
5% 10/1/17 (Escrowed to Maturity)	580	603
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	879
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	630	656
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,987
Series 2013:
6% 10/1/42	3,900	4,627
6.25% 10/1/38	3,900	4,724
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	994
0% 11/1/16 (FSA Insured)	3,005	3,003
0% 11/1/17 (FSA Insured)	1,300	1,280

TOTAL ILLINOIS		822,595

Indiana - 2.5%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,756
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	13,409
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,550
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,765
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,235
5% 12/1/17	855	895
Series 2012:
5% 3/1/22	1,000	1,154
5% 3/1/23	1,500	1,746
5% 3/1/30	1,050	1,181
5% 3/1/41	5,310	5,831
Series 2015, 5% 3/1/36	8,300	9,487
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,593
Series 2015 A:
5% 10/1/26	2,475	3,104
5% 10/1/28	1,180	1,464
Series 2011 A, 5.25% 10/1/24	4,025	4,797
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	7,819
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (b)	30	30
1.6%, tender 2/1/17 (b)	5,870	5,882
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,186
5% 1/1/25	1,000	1,183
5% 1/1/26	2,745	3,242
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,981
0% 12/1/17 (AMBAC Insured)	1,470	1,452
0% 6/1/18 (AMBAC Insured)	1,740	1,709
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,436
5% 10/1/21	5,500	6,408
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,652
5% 7/15/22	1,000	1,199
5% 7/15/23	2,700	3,268
5% 7/15/24	4,185	5,051
5% 7/15/25	4,330	5,200
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,325
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(d)	29,770	34,983

TOTAL INDIANA		157,973

Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,710
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	319
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,217
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,125
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,224
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,214
5% 9/1/24	4,415	5,209
Series 2012 B, 5% 9/1/24	1,500	1,770
Series 2016 A:
5% 9/1/30	1,000	1,212
5% 9/1/32	1,150	1,378

TOTAL KANSAS		18,668

Kentucky - 2.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,000	1,134
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	1,023
5% 1/1/26	600	752
5% 1/1/29	1,600	1,956
5% 1/1/30	1,675	2,034
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2010 A, 6% 6/1/30	1,750	1,998
Series 2015 A:
5% 6/1/25	1,775	2,154
5% 6/1/26	1,870	2,253
5% 6/1/27	1,965	2,350
5% 6/1/28	2,065	2,456
5% 6/1/29	2,170	2,569
5% 6/1/30	2,280	2,688
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,621
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	12,236
Series 2008:
5.75% 11/1/23	1,395	1,527
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,647
Series 2016 A:
5% 2/1/29	5,720	6,913
5% 2/1/30	5,840	7,010
5% 2/1/32	2,295	2,729
5% 2/1/33	2,850	3,377
Series 2016, 3% 11/1/17	2,470	2,524
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	3,037
5.75% 10/1/38	6,430	7,813
Series 2016 A, 5% 10/1/29	15,000	18,431
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	24,933
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,051

TOTAL KENTUCKY		133,216

Louisiana - 1.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,641
5% 6/1/18	4,000	4,250
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.836%, tender 10/1/16 (b)	30,000	29,936
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,738
Series 2016 B, 5% 8/1/28	6,360	7,906
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,961
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,562
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (d)	2,500	2,984
5% 1/1/25 (d)	2,000	2,416
5% 1/1/27 (d)	2,250	2,681
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,677

TOTAL LOUISIANA		65,752

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	2,930	3,157
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,375
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,148
Series 2015:
5% 7/1/25	2,295	2,903
5% 7/1/27	2,000	2,510

TOTAL MAINE		12,093

Maryland - 1.4%
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,250	1,525
5% 3/31/51 (d)	2,300	2,716
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,467
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,723
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,225
5% 7/1/18	2,500	2,670
Series 2010, 5.125% 7/1/39	3,600	3,900
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	580	597
Bonds:
Series 2012 C, 1.181%, tender 11/15/17 (b)	14,630	14,643
Series 2013 A:
0.931%, tender 5/15/18 (b)	5,285	5,273
0.951%, tender 5/15/18 (b)	8,400	8,383
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,801
Series 2013 A:
5% 7/1/24	1,245	1,484
5% 7/1/25	1,060	1,256
Series 2015:
5% 7/1/27	1,000	1,219
5% 7/1/28	1,300	1,575
5% 7/1/29	2,200	2,654
5% 7/1/31	1,000	1,197
Series 2016 A:
4% 7/1/42	1,450	1,560
5% 7/1/33	2,250	2,705
5% 7/1/34	1,650	1,976
5% 7/1/36	1,750	2,079
Montgomery County Gen. Oblig. Series 2009 A, 5% 11/1/16	15,570	15,618

TOTAL MARYLAND		90,246

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,840
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,919
5% 7/1/45	1,580	1,906
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,045
Series 2013 A, 6.25% 11/15/28 (c)	5,000	5,588
Series 2015 D, 5% 7/1/44	4,855	5,617
Series 2015 H1, 4% 7/1/17	3,770	3,854
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,041
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,419
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,145
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	11,728
Series C, 5% 4/1/23	17,965	22,126
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,146
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,321
5% 7/1/21	4,700	5,205
Bonds Series 2007 G6, 1.72%, tender 10/6/16 (b)	4,400	4,420
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,054
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,424

TOTAL MASSACHUSETTS		107,798

Michigan - 2.5%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,900	2,043
Series 2006 D, 1.033% 7/1/32 (b)	5,520	5,060
Grand Rapids Pub. Schools Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,304
5% 5/1/31 (FSA Insured)	5,000	6,120
5% 5/1/32 (FSA Insured)	750	914
5% 5/1/33 (FSA Insured)	3,120	3,786
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,182
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,147
5% 11/15/21	650	762
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	20,931
5% 4/15/35	2,800	3,393
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,810
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,775
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,948
Series 2012 B, 5% 7/1/22	1,900	1,908
Series 2012:
5% 11/15/36	7,100	8,135
5% 11/15/42	1,560	1,775
Series 2013:
5% 8/15/28	5,585	6,576
5% 8/15/29	2,000	2,341
Series 2015 D1:
5% 7/1/27	425	513
5% 7/1/29	1,000	1,191
5% 7/1/31	1,200	1,416
5% 7/1/32	1,000	1,174
5% 7/1/33	850	991
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,948
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	986
Bonds Series 1999:
0.95%, tender 2/1/18 (b)	195	195
0.95%, tender 2/1/18 (b)	5,810	5,809
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,875
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,066
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	201
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (b)	10,000	9,976
Series CC, 1.45%, tender 9/1/21 (b)	1,165	1,162
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,440
Series 2014, 5% 11/15/16	5,000	5,023
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,553
5% 11/1/29	3,170	3,874
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,193
5% 9/1/24	2,000	2,428
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,451
5% 5/1/31	4,800	5,730
5% 5/1/32	5,100	6,060

TOTAL MICHIGAN		158,165

Minnesota - 0.5%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,420
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,661
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,320
Minnesota Gen. Oblig. 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,061
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,476
5% 1/1/20	4,500	5,051
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,715
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,592
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,510

TOTAL MINNESOTA		29,806

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.37% 9/1/17 (b)	3,165	3,168
Missouri - 0.4%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,028
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	700	752
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	733
5% 2/1/30	2,465	2,914
5% 2/1/32	2,725	3,191
5% 2/1/36	2,210	2,545
5% 2/1/45	3,600	4,100
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29 (e)	1,000	1,220
5% 5/15/30 (e)	1,000	1,212
5% 5/15/31 (e)	1,000	1,206
5% 5/15/36 (e)	3,000	3,549

TOTAL MISSOURI		22,821

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,085
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,587
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,682
Series 2014, 4% 7/1/18	4,000	4,210
Series 2016 B:
5% 1/1/31	4,000	4,909
5% 1/1/34	4,360	5,294
5% 1/1/36	5,290	6,380

TOTAL NEBRASKA		26,147

Nevada - 0.8%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (b)	12,000	12,179
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,201
5% 6/1/23	2,000	2,416
5% 6/1/24	2,000	2,416
5% 6/1/25	1,050	1,268
Series 2016 A:
3% 6/1/18	1,825	1,889
5% 6/1/32	2,900	3,566
5% 6/1/33	5,000	6,124
5% 6/1/34	5,300	6,466
Series 2016 B, 3% 6/1/18	1,600	1,656
Series 2016, 3% 6/1/17	3,335	3,383
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,647
Series 2013 D1, 5% 3/1/25	2,825	3,432

TOTAL NEVADA		47,643

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,806
Series 2012:
4% 7/1/22	1,350	1,508
5% 7/1/26	1,280	1,464
Series 2013 A, 5% 10/1/43	2,430	2,700
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,668
5% 2/1/23	2,215	2,601
5% 2/1/24	1,775	2,081

TOTAL NEW HAMPSHIRE		17,828

New Jersey - 2.6%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,769
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,194
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,189
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,407
5% 2/15/25	1,000	1,204
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,076
5.25% 6/15/21	4,500	4,826
5.25% 6/15/22	10,585	11,373
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,492
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,955
Series 2013:
5% 3/1/23	9,300	10,662
5% 3/1/24	12,800	14,618
5% 3/1/25	1,400	1,590
Series 2015 XX, 5% 6/15/26	20,000	22,925
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,237
5% 7/1/33	3,000	3,512
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,198
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	7,039
Series 2016 A:
5% 7/1/22 (e)	500	569
5% 7/1/23 (e)	2,000	2,302
5% 7/1/28 (e)	1,220	1,461
5% 7/1/28	455	569
5% 7/1/33	1,510	1,846
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,363
Series 2012 AA:
5% 6/15/23	7,500	8,528
5% 6/15/24	12,000	13,522
Series 2014 AA:
5% 6/15/25	12,500	14,307
5% 6/15/26	7,500	8,546

TOTAL NEW JERSEY		163,279

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (b)	11,810	11,984
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,051

TOTAL NEW MEXICO		15,035

New York - 3.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,211
5.75% 7/1/40	1,000	1,141
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,770
Mta Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	14,394
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,974
Series J7, 1.31% 8/1/21 (b)	4,000	4,001
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,406
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	895
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,720
Series 2009 S2, 6% 7/15/38	7,000	7,610
Series 2009 S3:
5.25% 1/15/34	17,500	19,125
5.25% 1/15/39	2,600	2,839
Series 2009 S4, 5.75% 1/15/39	6,400	7,077
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,613
5% 2/1/21	3,510	4,088
Series 2010 B, 5% 11/1/20	37,195	41,709
Series 2012 A, 5% 11/1/21	5,460	6,490
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,052
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,600	2,902
Series 2010 A:
5% 2/15/19	1,000	1,095
5% 2/15/20	2,995	3,389
5% 2/15/20 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	590	609
Series 2009 A:
5% 7/1/20	5,000	5,553
5% 7/1/21	12,335	13,696
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,904
Series 2008, 6.5% 11/15/28	2,870	3,207
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,421
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,313
Series 2011 A, 5% 4/1/19	2,000	2,201
Series 2011 A1, 5% 4/1/20	2,220	2,528
Series 2011 A2, 5% 4/1/21	2,000	2,346
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,400	9,521
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,917
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,368
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	80	80
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,740
5% 11/15/24	4,000	5,011
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	980	991

TOTAL NEW YORK		247,913

North Carolina - 0.5%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,283
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,791
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 12/1/16 (b)(d)	2,800	2,800
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,298
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	499
Series 2017:
5% 10/1/28 (e)	515	629
5% 10/1/29 (e)	750	910
5% 10/1/33 (e)	190	226
5% 10/1/35 (e)	1,000	1,180
5% 10/1/36 (e)	470	551
5% 10/1/18	810	844
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,801
5% 6/1/22	4,000	4,536
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,318
5% 1/1/30	490	527

TOTAL NORTH CAROLINA		29,193

Ohio - 1.5%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,383
5% 2/15/23	2,175	2,562
Series 2012:
5% 2/15/21	1,500	1,744
5% 2/15/24	2,000	2,355
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,083
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,780	3,883
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/28 (FSA Insured)	1,525	1,843
5% 1/1/29 (FSA Insured)	2,230	2,667
5% 1/1/30 (FSA Insured)	2,000	2,377
5% 1/1/26 (FSA Insured)	1,000	1,226
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,485
5% 1/1/27	1,500	1,778
Columbus City School District 5% 12/1/32	1,825	2,260
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,196
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,887
5% 6/15/26	2,590	3,013
5% 6/15/27	2,720	3,142
5% 6/15/28	2,855	3,281
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,726
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,641
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,573
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,464
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,565
5% 10/1/22	2,000	2,234
5% 10/1/23	3,000	3,351
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,215
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,393
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,970
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,688
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,810

TOTAL OHIO		94,795

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,472
5% 6/1/28	1,500	1,827
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,299
5% 10/1/26	1,500	1,835
5% 10/1/27	1,190	1,446
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,669
5% 2/15/42	7,185	8,023
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,484
5% 1/1/22 (FSA Insured)	12,455	13,958
Series 2014 A:
5% 1/1/26	1,700	2,119
5% 1/1/27	6,000	7,459
5% 1/1/28	2,000	2,469
5% 1/1/29	1,570	1,925
Series 2014 B, 5% 1/1/27	2,145	2,666

TOTAL OKLAHOMA		54,651

Oregon - 0.4%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,160
Series 2014 B, 5% 10/1/16	4,690	4,690
Series 2015 A, 5% 6/1/17	14,470	14,867

TOTAL OREGON		26,717

Pennsylvania - 4.7%
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	297
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,246
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,168
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (b)	15,395	15,369
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,473
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,161
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,419
Series 2009 A, 5% 6/1/17	2,925	3,002
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,296
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,542
5% 3/1/22	2,000	2,322
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,418
5% 7/1/22	4,380	4,438
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.7%, tender 11/1/16 (b)(d)	21,600	21,600
0.9%, tender 10/3/16 (b)(d)	6,100	6,100
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,775
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,000
Series 2011, 5% 7/1/21	2,100	2,435
Series 2012, 5% 6/1/18	5,165	5,500
Series 2013, 5% 10/15/27	10,000	12,096
Series 2015 1:
5% 3/15/29	15,000	18,054
5% 3/15/31	3,725	4,442
Series 2016, 5% 9/15/29	28,000	34,546
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,355
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,718
5% 12/1/33 (FSA Insured)	4,430	5,303
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	9,145
Series 2009 B, 5% 12/1/16	12,500	12,584
Series 2013 A, 1.44% 12/1/17 (b)	7,600	7,603
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,395
0% 12/1/33 (a)	1,250	1,371
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,643
5% 8/1/29	10,465	12,543
5% 8/1/30	11,025	13,156
5% 8/1/31	11,615	13,800
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,382
5% 9/1/21	6,000	6,552
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,660
5% 9/1/20 (FSA Insured)	1,000	1,139
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,080
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,798
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,233
5% 4/1/24	1,365	1,501

TOTAL PENNSYLVANIA		298,660

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B, 5% 9/1/31	6,110	6,732
Series 2016, 5% 5/15/39	5,140	6,040
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	10,059
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,095
5% 6/1/28	2,400	2,740

TOTAL RHODE ISLAND		27,666

South Carolina - 2.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18 (e)	1,000	1,048
5% 3/1/22 (e)	1,000	1,182
5% 3/1/24 (e)	1,000	1,228
5% 3/1/25 (e)	1,000	1,247
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,781
5% 12/1/29	3,250	3,840
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,053
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,031
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,151
Series 2011 B, 5% 12/1/20	2,275	2,627
Series 2012 B, 5% 12/1/19	7,200	8,068
Series 2012 C, 5% 12/1/20	7,500	8,662
Series 2013 E, 5.5% 12/1/53	6,485	7,705
Series 2014 A:
5% 12/1/49	7,500	8,658
5.5% 12/1/54	17,800	21,294
Series 2014 C:
5% 12/1/25	4,000	5,022
5% 12/1/26	4,000	4,987
5% 12/1/27	3,100	3,844
5% 12/1/46	3,500	4,080
Series 2015 C, 5% 12/1/20	42,000	48,505
Series 2016 B:
5% 12/1/35	6,370	7,752
5% 12/1/36	9,555	11,590
5% 12/1/37	9,555	11,561
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,935

TOTAL SOUTH CAROLINA		176,851

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	376
5.25% 11/1/18	1,000	1,084
Series 2014 B:
5% 11/1/24	1,235	1,520
5% 11/1/25	1,210	1,476
5% 11/1/26	200	243

TOTAL SOUTH DAKOTA		4,699

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,006
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,731
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,725

TOTAL TENNESSEE		9,462

Texas - 10.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,800	1,829
Aledo Independent School District Series 2016, 5% 2/15/43	7,625	9,228
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,047
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,770	3,287
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,263
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,216
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/18	1,000	1,010
6% 1/1/19	1,335	1,349
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,807
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,889
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2009 A, 5% 11/15/17	1,375	1,438
Series 2016:
5% 11/15/41	2,500	3,058
5% 11/15/45	5,000	6,096
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,118
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,096
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	991
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,223
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	250
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,875
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,436
5% 1/1/32	1,000	1,192
5% 1/1/34	2,000	2,368
Series 2016:
5% 1/1/31	2,375	2,849
5% 1/1/32	5,000	5,975
5% 1/1/35	3,335	3,940
5% 1/1/36	1,625	1,914
5% 1/1/40	5,500	6,418
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B3, 1.05%, tender 8/15/17 (b)	3,075	3,078
Series 2015 B1, 0.9%, tender 8/15/18 (b)	13,645	13,602
Series 2014 C, 5% 2/15/44	5,800	6,855
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,180
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	3,132
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,009
5% 11/1/19	1,000	1,122
5% 11/1/21	1,500	1,505
Series 2014 B:
5% 11/1/26 (d)	3,005	3,533
5% 11/1/27 (d)	1,280	1,501
5% 11/1/28 (d)	2,845	3,327
5% 11/1/30 (d)	5,435	6,279
5% 11/1/31 (d)	11,485	13,240
5% 11/1/32 (d)	14,530	16,715
5% 11/1/33 (d)	10,000	11,491
5% 11/1/34 (d)	2,365	2,715
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (b)	3,015	3,038
Series 2016 B2, 4%, tender 2/15/18 (b)	6,030	6,276
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,397
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,159
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,406
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,871
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,345
5.25% 10/1/51	2,500	2,972
5.5% 4/1/53	5,900	6,917
Series 2013 C, 5.125% 10/1/43	2,500	2,889
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,180
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,072
Series 2012 C:
5% 8/15/24	1,075	1,282
5% 8/15/25	3,860	4,594
Series 2014 A, 5% 10/1/16	7,580	7,580
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,724
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,017
Series 2012 A, 5% 7/1/23 (d)	2,400	2,786
Series A, 5.5% 7/1/39	6,000	6,434
Houston Util. Sys. Rev. Series 2007:
5% 11/15/18	605	633
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	1,981
Humble Independent School District Series 2000, 0% 2/15/17	1,400	1,395
Katy Independent School District Series 2015 A, 5% 2/15/45	4,200	5,019
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,012
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,438
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	16,364
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,400	1,659
5% 11/1/31 (d)	3,160	3,736
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,547
5% 5/15/27	3,000	3,717
5% 5/15/28	2,930	3,599
5% 5/15/29	8,500	10,328
Series 2015 D:
5% 5/15/22	850	1,023
5% 5/15/23	700	856
5% 5/15/24	1,220	1,511
5% 5/15/26	1,400	1,746
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,362
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	173
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,257
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,714
5% 4/1/28	1,435	1,755
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (b)	5,395	5,382
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,171
4% 12/15/24	1,825	2,073
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	12,058
6% 9/1/41	1,000	1,216
Series 2014 A, 5% 1/1/24	5,000	6,165
Series 2015 B:
5% 1/1/29	10,000	12,217
5% 1/1/30	5,000	6,066
Series 2016 A, 5% 1/1/39	7,000	8,308
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	14,177
6% 1/1/23	275	292
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,045
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,208
5% 2/15/19	5,800	6,343
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	899
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	727
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,622
Rockwall Independent School District Series 2016, 5% 2/15/46	2,790	3,320
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,328
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,121
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,761
5% 9/15/24	7,490	8,957
5% 9/15/25	9,295	11,086
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,219
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,394
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,440
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,220
5% 8/15/26	1,530	1,856
5% 8/15/28	1,620	1,943
5% 8/15/33	3,800	4,469
5.5% 9/1/43	5,350	6,211
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,226
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,923
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,793
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	4,400	4,400
Series 2011 A:
5% 8/1/19 (d)	1,545	1,709
5% 8/1/21 (d)	1,530	1,792
Series 2011 C:
5% 8/1/20 (d)	1,625	1,858
5% 8/1/21 (d)	1,460	1,710
Series 2014, 5% 10/1/16	13,700	13,700
Series 2016:
5% 4/1/35	12,350	15,237
5% 4/1/36	19,300	23,720
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	302
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,093
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	16,000	20,261
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,730
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (b)	17,585	19,804
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,034
Series 2015 A:
5% 10/15/40	3,925	4,759
5% 10/15/45	6,800	8,215
Univ. of Houston Univ. Revs. Series 2008:
5.25% 2/15/25 (FSA Insured)	455	481
5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,341
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,022
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,743
Series 2016 D:
5% 8/15/18	3,000	3,229
5% 8/15/20	2,000	2,299
5% 8/15/21	2,310	2,732
5% 8/15/22	2,500	3,033
Univ. of Texas Permanent Univ. Fund Rev. Series 2015, 5% 7/1/17	3,015	3,108
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,421
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,420
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	5,121
Ysleta Independent School District Series 2016, 5% 8/15/45	16,410	19,695

TOTAL TEXAS		665,415

Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,178
5% 8/15/18	2,500	2,690
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,571
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,546

TOTAL UTAH		15,985

Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,181
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,570
5% 6/15/29	1,425	1,704
5% 6/15/33	1,520	1,789
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	681
5% 6/15/32	1,800	2,185
5% 6/15/34	2,300	2,766
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	8,305
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,376
5% 1/1/33	2,590	3,062

TOTAL VIRGINIA		25,619

Washington - 1.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,782
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,776
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,892
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,191
5% 1/1/23	1,000	1,205
5% 1/1/24	2,330	2,808
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,435
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	12,826
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,080
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (d)	4,750	5,788
Series 2016:
5% 2/1/27	1,240	1,568
5% 2/1/29	2,500	3,106
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,045
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,364
5% 12/1/19	1,385	1,522
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,339
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,519
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,733
Series 2015, 5% 1/1/29	1,300	1,563

TOTAL WASHINGTON		63,542

West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,099
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,537

TOTAL WEST VIRGINIA		2,636

Wisconsin - 0.8%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,179
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (b)	3,180	3,314
Series 2014 A:
5% 11/15/24	8,765	10,948
5% 11/15/27	6,710	8,284
Series 2014:
5% 5/1/26	835	940
5% 5/1/28	1,800	2,015
5% 5/1/29	890	993
Series 2016, 4% 2/15/38	1,295	1,375
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,029
5.75% 7/1/30	2,000	2,293
Series 2013 B:
5% 7/1/25	1,000	1,184
5% 7/1/36	6,985	7,909
Series 2012:
5% 6/1/27	1,800	2,081
5% 6/1/32	1,025	1,160
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	2,006
5% 6/1/39	2,415	2,696

TOTAL WISCONSIN		50,406

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,081
TOTAL MUNICIPAL BONDS
(Cost $5,120,115)		5,440,127

Municipal Notes - 4.4%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.03% 10/7/16, VRDN (b)(d)	5,800	$5,800
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 3/23/17	7,500	7,535
New London BAN Series 2016, 2% 3/23/17	7,300	7,327

TOTAL CONNECTICUT		14,862

Georgia - 0.5%
Atlanta Independent School Sys. TAN Series 2016, 1.5% 12/28/16	32,100	32,143
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,675
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	11,700	11,835
New York - 2.5%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	22,400	22,539
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,316
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	95,400	95,403
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	5,300	5,322
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	16,100	16,134

TOTAL NEW YORK		155,714

Ohio - 0.1%
Belmont County BAN Series 2016, 1.375% 8/31/17	3,600	3,604
Virginia - 0.6%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA) (b)(f)(g)	37,200	37,200
TOTAL MUNICIPAL NOTES
(Cost $275,998)		275,833
	Shares	Value (000s)

Money Market Funds - 8.1%
Fidelity Municipal Cash Central Fund, 0.81% (h)(i)
(Cost $508,484)	508,484,000	508,484
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $5,904,597)		6,224,444
NET OTHER ASSETS (LIABILITIES) - 1.3%		82,367
NET ASSETS - 100%		$6,306,811

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,638,000 or 0.9% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,196,000 or 0.6% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA)	9/8/16	$37,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,016

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $5,904,268,000. Net unrealized appreciation aggregated $320,176,000, of which $325,836,000 related to appreciated investment securities and $5,660,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Bond Fund

September 30, 2016

IBZ-QTLY-1116
1.939055.104

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.3%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$276,875
Bailiwick of Guernsey - 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		300,000	306,127
Bailiwick of Jersey - 0.9%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	523,382
Cayman Islands - 2.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	907,000	1,204,267
Cyprus - 1.5%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	800,000	894,981
Denmark - 1.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	485,000	576,991
France - 0.6%
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	300,000	337,821
Germany - 6.2%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	1,000,000	1,209,557
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,207,712
Deutsche Bank AG 5% 6/24/20	EUR	850,000	942,323
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	369,131

TOTAL GERMANY			3,728,723

Ireland - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	209,250
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	300,000	323,609
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		270,000	282,604
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	700,000	778,326

TOTAL IRELAND			1,593,789

Italy - 2.1%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	275,000	320,506
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		510,000	465,634
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	400,000	466,426

TOTAL ITALY			1,252,566

Luxembourg - 1.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	278,330
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	350,000	410,374

TOTAL LUXEMBOURG			688,704

Mexico - 1.9%
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	114,481
4.75% 1/11/22 (Reg. S)	EUR	100,000	115,593
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	800,000	945,007

TOTAL MEXICO			1,175,081

Netherlands - 5.7%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		400,000	412,997
Deutsche Annington Finance BV 5% 10/2/23 (b)		50,000	54,944
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	750,000	814,288
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,400,000	1,855,601
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	121,875
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	125,000	142,812

TOTAL NETHERLANDS			3,402,517

Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	100,000	24,489
Turkey - 0.5%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	311,490
United Kingdom - 9.6%
Anglo American Capital PLC 2.5% 9/18/18	EUR	550,000	631,898
Aviva PLC 6.625% 6/3/41 (c)	GBP	450,000	648,515
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	370,000	564,828
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	150,000	205,383
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	140,000	163,632
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	700,000	794,587
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	855,000	1,042,269
Tesco PLC 6.125% 2/24/22	GBP	450,000	667,577
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	460,000	613,661
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	432,438

TOTAL UNITED KINGDOM			5,764,788

United States of America - 0.6%
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,237
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	114,969
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	160,423
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	101,000

TOTAL UNITED STATES OF AMERICA			393,629

TOTAL NONCONVERTIBLE BONDS
(Cost $22,741,569)			22,456,220

Foreign Government and Government Agency Obligations - 54.3%
Australia - 4.0%
Australian Commonwealth:
2.75% 4/21/24	AUD	995,000	810,686
2.75% 6/21/35 (Reg. S)	AUD	113,000	90,094
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,570
4.25% 4/21/26	AUD	48,000	44,199
5.25% 3/15/19	AUD	419,000	349,285
5.5% 1/21/18	AUD	90,000	72,353
5.5% 4/21/23	AUD	135,000	127,136
5.75% 5/15/21	AUD	327,000	296,305
5.75% 7/15/22	AUD	615,000	575,567

TOTAL AUSTRALIA			2,370,195

Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	25,208
4% 3/28/32	EUR	133,000	227,781

TOTAL BELGIUM			252,989

Canada - 2.2%
Canadian Government:
1.5% 3/1/20 (e)(f)	CAD	779,000	613,337
4% 6/1/41	CAD	214,000	239,689
5% 6/1/37	CAD	209,000	253,159
Ontario Province 4.65% 6/2/41	CAD	200,000	207,043

TOTAL CANADA			1,313,228

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	39,275
6% 3/1/23	CLP	10,000,000	16,957

TOTAL CHILE			56,232

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	206,972
4.2% 12/4/36	CZK	290,000	19,267
5.7% 5/25/24	CZK	2,380,000	141,533

TOTAL CZECH REPUBLIC			367,772

Denmark - 0.9%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	442,625
1.75% 11/15/25	DKK	544,000	95,178
4.5% 11/15/39	DKK	80,000	22,685

TOTAL DENMARK			560,488

France - 2.5%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	469,805
2.5% 5/25/30	EUR	694,000	997,049

TOTAL FRANCE			1,466,854

Germany - 0.7%
German Federal Republic:
2.5% 8/15/46	EUR	30,000	53,006
4% 1/4/37	EUR	185,000	361,736

TOTAL GERMANY			414,742

Indonesia - 0.5%
Indonesian Republic:
2.625% 6/14/23	EUR	150,000	176,844
2.875% 7/8/21(Reg. S)	EUR	100,000	119,929

TOTAL INDONESIA			296,773

Ireland - 2.6%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	94,602
2.4% 5/15/30 (Reg. S)	EUR	552,000	760,156
5.4% 3/13/25	EUR	454,000	730,140

TOTAL IRELAND			1,584,898

Israel - 1.1%
Israeli State:
3.75% 3/31/24	ILS	638,000	198,054
4.25% 3/31/23	ILS	93,000	29,460
5% 1/31/20	ILS	96,000	29,413
5.5% 1/31/22	ILS	371,000	122,328
5.5% 1/31/42	ILS	121,000	47,674
6% 2/28/19	ILS	799,000	242,275

TOTAL ISRAEL			669,204

Italy - 3.6%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	58,386
2.15% 12/15/21	EUR	539,000	661,324
4.75% 9/1/28 (b)	EUR	12,000	18,468
Italian Republic:
4% 2/1/37	EUR	38,000	57,863
4.5% 3/1/26	EUR	433,000	631,847
5% 8/1/34	EUR	315,000	528,643
5% 9/1/40	EUR	110,000	191,553

TOTAL ITALY			2,148,084

Japan - 8.2%
Japan Government:
0.1% 3/20/26	JPY	88,050,000	885,718
0.4% 3/20/36	JPY	38,800,000	386,737
1% 12/20/35	JPY	113,400,000	1,257,951
1.2% 12/20/34	JPY	37,850,000	434,406
1.2% 3/20/35	JPY	2,600,000	29,837
1.2% 9/20/35	JPY	1,650,000	18,932
1.3% 6/20/35	JPY	45,550,000	530,824
1.4% 9/20/34	JPY	80,800,000	955,130
1.7% 12/20/32	JPY	8,100,000	99,282
1.9% 12/20/28	JPY	26,700,000	324,386

TOTAL JAPAN			4,923,203

Korea (South) - 5.9%
Korean Republic:
2% 3/10/20	KRW	262,200,000	243,723
2.25% 6/10/25	KRW	735,700,000	713,749
2.75% 3/10/18	KRW	1,298,480,000	1,202,882
3% 3/10/23	KRW	463,700,000	464,047
3% 9/10/24	KRW	191,830,000	195,342
3% 12/10/42	KRW	174,420,000	212,063
3.125% 3/10/19	KRW	231,870,000	219,837
3.5% 3/10/24	KRW	184,530,000	192,901
5.25% 3/10/27	KRW	67,660,000	84,271

TOTAL KOREA (SOUTH)			3,528,815

Malaysia - 2.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	269,288
3.8% 8/17/23	MYR	2,706,000	667,814
3.814% 2/15/17	MYR	545,000	132,404
3.889% 7/31/20	MYR	745,000	184,316
3.892% 3/15/27	MYR	44,000	10,728
4.935% 9/30/43	MYR	52,000	13,309

TOTAL MALAYSIA			1,277,859

Mexico - 3.4%
United Mexican States:
3.625% 4/9/29	EUR	100,000	133,552
4.75% 6/14/18	MXN	14,664,000	749,479
5% 12/11/19	MXN	60,000	3,037
6.5% 6/10/21	MXN	2,130,000	113,176
7.5% 6/3/27	MXN	3,670,000	209,375
8.5% 5/31/29	MXN	9,139,000	563,232
8.5% 11/18/38	MXN	1,060,000	67,364
10% 11/20/36	MXN	2,980,000	214,220

TOTAL MEXICO			2,053,435

New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	31,620
5.5% 4/15/23	NZD	95,000	83,690
6% 12/15/17	NZD	190,000	145,041

TOTAL NEW ZEALAND			260,351

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	19,449
4.5% 5/22/19	NOK	737,000	101,211
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	14,309
3% 3/14/24	NOK	367,000	52,218

TOTAL NORWAY			187,187

Poland - 2.4%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	265,482
1.75% 7/25/21	PLN	1,603,000	408,390
3.25% 7/25/25	PLN	691,000	186,398
4% 10/25/23	PLN	806,000	228,738
5.5% 10/25/19	PLN	821,000	237,267
5.75% 10/25/21	PLN	80,000	24,271
5.75% 9/23/22	PLN	116,000	35,887
5.75% 4/25/29	PLN	122,000	40,347

TOTAL POLAND			1,426,780

Russia - 1.0%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	27,137
6.8% 12/11/19	RUB	4,030,000	61,321
7% 8/16/23	RUB	7,638,000	114,457
7.05% 1/19/28	RUB	3,375,000	49,904
7.5% 2/27/19	RUB	10,768,000	168,135
7.6% 7/20/22	RUB	6,600,000	102,150
8.5% 9/17/31	RUB	5,720,000	93,823

TOTAL RUSSIA			616,927

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	26,753
3.25% 9/1/20	SGD	362,000	286,239
3.375% 9/1/33	SGD	62,000	53,694

TOTAL SINGAPORE			366,686

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	44,082
South Africa - 2.3%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	97,145
7.25% 1/15/20	ZAR	520,000	37,193
8% 12/21/18	ZAR	1,905,000	139,623
8% 1/31/30	ZAR	7,050,000	472,676
8.5% 1/31/37	ZAR	3,910,000	263,463
8.75% 1/31/44	ZAR	3,032,000	206,701
10.5% 12/21/26	ZAR	2,291,000	187,237

TOTAL SOUTH AFRICA			1,404,038

Spain - 2.2%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	97,830
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	131,564
4.4% 10/31/23 (b)	EUR	576,000	826,074
5.15% 10/31/44	EUR	133,000	253,301
5.75% 7/30/32	EUR	14,000	25,605

TOTAL SPAIN			1,334,374

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	40,896
2.5% 5/12/25	SEK	1,280,000	182,212
3.5% 3/30/39	SEK	60,000	10,505

TOTAL SWEDEN			233,613

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	607,794
Thailand - 1.0%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	164,862
3.625% 6/16/23	THB	11,048,000	352,075
4.675% 6/29/44	THB	670,000	26,850
4.875% 6/22/29	THB	1,912,000	70,468

TOTAL THAILAND			614,255

United Kingdom - 3.8%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	935,000	1,683,620
4.25% 6/7/32	GBP	326,000	607,945

TOTAL UNITED KINGDOM			2,291,565

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,567,390)			32,672,423

Preferred Securities - 6.1%
France - 1.9%
Credit Agricole SA 6.625% (Reg. S) (c)(g)		1,175,000	1,125,744
Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	275,000	286,735
Italy - 0.7%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(g)	EUR	410,000	432,549
Netherlands - 0.5%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(g)	EUR	300,000	325,799
United Kingdom - 2.5%
Barclays Bank PLC 7.625% 11/21/22		875,000	995,345
Barclays PLC 7.875% (Reg. S) (c)(g)		500,000	495,651

TOTAL UNITED KINGDOM			1,490,996

TOTAL PREFERRED SECURITIES
(Cost $3,635,579)			3,661,823
		Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $404,098)		403,976	404,098
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $59,348,636)			59,194,564
NET OTHER ASSETS (LIABILITIES) - 1.6%			955,547
NET ASSETS - 100%			$60,150,111

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
15 Eurex Euro-Bobl Contracts (Germany)	Dec. 2016	2,225,750	$6,509
3 Eurex Euro-Bund Contracts (Germany)	Dec. 2016	558,417	2,203
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2016	647,656	10,617
4 ICE Long Gilt Contracts (United Kingdom)	Dec. 2016	675,294	(7,006)
12 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2016	1,343,832	4,093
TOTAL BOND INDEX CONTRACTS			16,416
Treasury Contracts
4 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	486,063	(313)
1 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	144,156	(518)
TOTAL TREASURY CONTRACTS			(831)

TOTAL PURCHASED			15,585

Sold
Bond Index Contracts
15 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2016	2,256,079	1,216
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	1,835,750	2,377
3 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	655,406	93
TOTAL TREASURY CONTRACTS			2,470

TOTAL SOLD			3,686

TOTAL FUTURES CONTRACTS			$19,271

The face value of futures purchased as a percentage of Net Assets is 10%

The face value of futures sold as a percentage of Net Assets is 8%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
10/3/16	TRY	JPMorgan Chase Bank, N.A.	Sell	2,596,182	$865,596	$490
10/4/16	EUR	Credit Suisse Intl.	Buy	70,000	78,672	(37)
10/4/16	GBP	Citibank, N.A.	Buy	16,000	20,784	(46)
10/4/16	JPY	JPMorgan Chase Bank, N.A.	Buy	5,997,649	59,231	(85)
10/4/16	PLN	JPMorgan Chase Bank, N.A.	Buy	1,558,323	407,361	161
10/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	1,346,278	97,743	345
11/18/16	AUD	Citibank, N.A.	Sell	97,000	74,133	(28)
11/18/16	AUD	Citibank, N.A.	Sell	137,000	105,062	320
11/18/16	AUD	Goldman Sachs Bank USA	Buy	85,000	63,535	1,451
11/18/16	AUD	Goldman Sachs Bank USA	Sell	81,000	62,121	193
11/18/16	AUD	JPMorgan Chase Bank, N.A.	Buy	11,000	8,318	92
11/18/16	CAD	BNP Paribas	Sell	17,000	12,904	(58)
11/18/16	CAD	Citibank, N.A.	Buy	12,000	9,208	(58)
11/18/16	CAD	Citibank, N.A.	Buy	1,712,000	1,328,930	(23,560)
11/18/16	CAD	Credit Suisse Intl.	Sell	186,000	144,820	2,999
11/18/16	CAD	JPMorgan Chase Bank, N.A.	Buy	620,000	482,991	(10,251)
11/18/16	CAD	JPMorgan Chase Bank, N.A.	Sell	21,000	15,904	(108)
11/18/16	CHF	Citibank, N.A.	Sell	335,000	349,890	4,133
11/18/16	CZK	JPMorgan Chase Bank, N.A.	Buy	2,132,000	88,870	(77)
11/18/16	CZK	JPMorgan Chase Bank, N.A.	Buy	6,700,000	280,304	(1,265)
11/18/16	CZK	JPMorgan Chase Bank, N.A.	Sell	584,000	24,372	50
11/18/16	DKK	Citibank, N.A.	Sell	207,000	31,376	75
11/18/16	DKK	Goldman Sachs Bank USA	Sell	438,000	65,749	(481)
11/18/16	DKK	JPMorgan Chase Bank, N.A.	Buy	398,000	60,488	(306)
11/18/16	EUR	BNP Paribas	Buy	308,000	347,958	(1,241)
11/18/16	EUR	Citibank, N.A.	Buy	51,000	57,952	(541)
11/18/16	EUR	Citibank, N.A.	Buy	262,000	293,532	1,402
11/18/16	EUR	Citibank, N.A.	Sell	25,000	28,093	(50)
11/18/16	EUR	Citibank, N.A.	Sell	52,000	58,153	(384)
11/18/16	EUR	Citibank, N.A.	Sell	89,000	100,387	199
11/18/16	EUR	Citibank, N.A.	Sell	132,000	147,906	(687)
11/18/16	EUR	Citibank, N.A.	Sell	167,000	187,844	(149)
11/18/16	EUR	Citibank, N.A.	Sell	211,000	237,289	(235)
11/18/16	EUR	Credit Suisse Intl.	Sell	52,000	58,198	(338)
11/18/16	EUR	Credit Suisse Intl.	Sell	70,000	78,826	27
11/18/16	EUR	Credit Suisse Intl.	Sell	1,175,000	1,325,518	2,814
11/18/16	EUR	Goldman Sachs Bank USA	Buy	2,900,000	3,279,375	(14,831)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	44,000	49,250	281
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	51,000	57,734	(324)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	59,000	66,500	(83)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	66,000	74,396	(99)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	242,000	272,671	(251)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	287,000	323,407	(330)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	516,000	581,426	(562)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	28,000	31,566	46
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	31,000	34,856	(41)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	32,000	36,400	378
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	37,000	41,734	83
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	130,000	146,786	445
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	178,000	200,636	260
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	266,000	299,438	0
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	340,000	381,103	(1,637)
11/18/16	GBP	Citibank, N.A.	Sell	16,000	20,799	42
11/18/16	GBP	Citibank, N.A.	Sell	24,000	31,306	171
11/18/16	GBP	Citibank, N.A.	Sell	60,000	79,969	2,131
11/18/16	GBP	Credit Suisse Intl.	Sell	183,000	246,002	8,598
11/18/16	GBP	Goldman Sachs Bank USA	Sell	70,000	91,860	1,050
11/18/16	GBP	Goldman Sachs Bank USA	Sell	1,905,000	2,490,083	18,750
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	25,000	33,310	(877)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	95,000	123,578	(335)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	111,000	145,482	(1,483)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	172,000	231,295	(8,161)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	242,000	319,781	(5,837)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	32,464	32
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	30,000	39,861	943
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	73,000	96,427	1,725
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	138,000	184,948	5,922
11/18/16	HKD	JPMorgan Chase Bank, N.A.	Buy	294,000	37,951	(29)
11/18/16	ILS	Citibank, N.A.	Sell	152,000	40,448	(162)
11/18/16	ILS	JPMorgan Chase Bank, N.A.	Buy	465,000	124,216	17
11/18/16	ILS	JPMorgan Chase Bank, N.A.	Buy	614,000	162,607	1,434
11/18/16	JPY	Citibank, N.A.	Buy	370,550,000	3,689,385	(28,349)
11/18/16	JPY	Credit Suisse Intl.	Sell	44,350,000	435,971	(2,207)
11/18/16	JPY	Goldman Sachs Bank USA	Buy	2,050,000	19,886	368
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,300,000	32,391	213
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,600,000	36,026	(458)
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	6,550,000	64,604	110
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	75,125,000	738,101	4,135
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,650,000	16,430	128
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	3,300,000	32,243	(361)
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	3,950,000	39,490	464
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	5,100,000	50,217	(171)
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	12,700,000	125,648	172
11/18/16	KRW	Credit Suisse Intl.	Buy	65,000,000	58,108	919
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Buy	51,300,000	45,580	1,007
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	24,100,000	21,706	(179)
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	43,600,000	39,546	(47)
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	145,400,000	132,695	654
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	1,052,700,000	960,861	4,887
11/18/16	MXN	Citibank, N.A.	Buy	6,448,000	352,768	(21,972)
11/18/16	MXN	Citibank, N.A.	Sell	2,398,000	130,250	7,227
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,160,000	59,794	(283)
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,163,000	58,479	1,185
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,179,000	62,284	(1,799)
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,200,000	63,270	(1,708)
11/18/16	MXN	Goldman Sachs Bank USA	Sell	1,204,000	65,140	3,372
11/18/16	MXN	JPMorgan Chase Bank, N.A.	Buy	1,455,000	74,825	(181)
11/18/16	MYR	BNP Paribas	Sell	2,777,000	680,054	10,195
11/18/16	MYR	JPMorgan Chase Bank, N.A.	Buy	212,000	53,296	(2,158)
11/18/16	MYR	JPMorgan Chase Bank, N.A.	Sell	182,000	44,770	869
11/18/16	NOK	Citibank, N.A.	Buy	73,000	8,883	249
11/18/16	NZD	Citibank, N.A.	Sell	385,000	278,164	(1,652)
11/18/16	NZD	Goldman Sachs Bank USA	Buy	86,000	62,310	195
11/18/16	NZD	Goldman Sachs Bank USA	Sell	87,000	64,633	1,402
11/18/16	PLN	Barclays Bank PLC	Buy	350,000	EUR 79,825	1,577
11/18/16	PLN	Citibank, N.A.	Buy	2,200,000	577,776	(3,035)
11/18/16	PLN	Citibank, N.A.	Sell	330,000	85,424	(787)
11/18/16	PLN	JPMorgan Chase Bank, N.A.	Sell	716,000	186,972	(80)
11/18/16	RUB	JPMorgan Chase Bank, N.A.	Buy	2,387,000	36,673	915
11/18/16	RUB	JPMorgan Chase Bank, N.A.	Sell	555,000	8,683	(57)
11/18/16	SEK	Barclays Bank PLC	Sell	273,000	32,016	120
11/18/16	SEK	Credit Suisse Intl.	Sell	754,000	89,274	1,181
11/18/16	SEK	Goldman Sachs Bank USA	Buy	541,000	CHF 61,742	(518)
11/18/16	SEK	JPMorgan Chase Bank, N.A.	Buy	1,541,000	182,385	(2,345)
11/18/16	SEK	JPMorgan Chase Bank, N.A.	Buy	11,615,000	1,385,506	(28,490)
11/18/16	SGD	Citibank, N.A.	Sell	69,000	50,583	(28)
11/18/16	SGD	JPMorgan Chase Bank, N.A.	Sell	186,000	138,521	2,091
11/18/16	THB	JPMorgan Chase Bank, N.A.	Buy	1,220,000	35,076	80
11/18/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,854,000	53,545	119
11/18/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,991,000	57,424	50
11/18/16	TRY	Citibank, N.A.	Sell	207,000	69,769	1,436
11/18/16	TRY	JPMorgan Chase Bank, N.A.	Buy	665,000	222,230	(2,706)
11/18/16	TRY	JPMorgan Chase Bank, N.A.	Sell	458,000	151,280	89
11/18/16	ZAR	Citibank, N.A.	Sell	922,000	65,006	(1,588)
11/18/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	292,000	21,021	70
11/18/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	598,000	43,846	(653)
						$(74,301)

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,700,000	$(9,603)	$0	$(9,603)
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	49,828	(57,749)	(7,921)
BBVA, SA		Dec. 2021	BNP Paribas, SA	(1%)	EUR 600,000	45,996	(46,491)	(495)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 600,000	(14,068)	(1,935)	(16,003)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas, SA	(1%)	EUR 300,000	(5,293)	310	(4,983)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 300,000	12,289	(13,116)	(827)
Standard Chartered PLC		Jun. 2021	Credit Suisse International	(1%)	EUR 1,850,000	124,168	(175,395)	(51,227)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	43,626	(63,621)	(19,995)
TOTAL BUY PROTECTION						246,943	(357,997)	(111,054)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,700,000	3,342	0	3,342
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 500,000	(3,601)	3,416	(185)
TOTAL SELL PROTECTION						(259)	3,416	3,157

TOTAL CREDIT DEFAULT SWAPS						$246,684	$(354,581)	$(107,897)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,026,849 or 3.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $143,298.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $82,672.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,577
Total	$4,577

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$22,456,220	$--	$22,456,220	$--
Foreign Government and Government Agency Obligations	32,672,423	--	32,672,423	--
Preferred Securities	3,661,823	--	3,661,823	--
Money Market Funds	404,098	404,098	--	--
Total Investments in Securities:	$59,194,564	$404,098	$58,790,466	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$102,538	$--	$102,538	$--
Futures Contracts	27,108	27,108	--	--
Swaps	279,249	--	279,249	--
Total Assets	$408,895	$27,108	$381,787	$--
Liabilities
Foreign Currency Contracts	$(176,839)	$--	$(176,839)	$--
Futures Contracts	(7,837)	(7,837)	--	--
Swaps	(32,565)	--	(32,565)	--
Total Liabilities	$(217,241)	$(7,837)	$(209,404)	$--
Total Derivative Instruments:	$191,654	$19,271	$172,383	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $59,499,218. Net unrealized depreciation aggregated $304,654, of which $2,485,665 related to appreciated investment securities and $2,790,319 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

September 30, 2016

FSN-QTLY-1116
1.808788.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 45.0%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$814	$407
Nonconvertible Bonds - 45.0%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (b)		3,755	3,849
Dana Holding Corp. 6% 9/15/23		2,915	3,032
Exide Technologies 11% 4/30/20 pay-in-kind		782	608
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (b)(c)		2,570	2,605
4.5% 9/15/23 pay-in-kind (b)(c)		1,760	1,769
4.75% 9/15/26 pay-in-kind (b)(c)		2,120	2,138
International Automotive Components Group SA 9.125% 6/1/18 (b)		4,605	4,507
Lear Corp. 4.75% 1/15/23		5,380	5,588
Metalsa SA de CV 4.9% 4/24/23 (b)		2,808	2,716
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,640	2,736
6.75% 11/15/22 pay-in-kind (b)(c)		2,109	2,410
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,500	6,624
Tenneco, Inc. 5% 7/15/26		2,725	2,759
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,458
			42,799
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	2,042
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,285	1,330
LKQ Corp. 4.75% 5/15/23		935	961
			2,291
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		19,875	18,931
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,304
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		25,960	27,712
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,363
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,673
6% 6/1/25		7,540	7,842
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		2,870	2,999
5.25% 6/1/26 (b)		2,870	3,035
Landry's Acquisition Co.:
6.75% 10/15/24 (b)(d)		3,010	3,063
9.375% 5/1/20 (b)		780	818
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,475	2,549
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		2,210	2,397
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		998	1,003
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		12,710	13,139
11% 10/1/21		18,189	19,576
Playa Resorts Holding BV 8% 8/15/20 (b)		4,265	4,350
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,832
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (b)(e)		340	0
			98,655
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,712
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,287
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	5,036
4.75% 2/15/23		3,380	3,667
5.75% 8/15/23		1,870	2,141
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		7,505	7,749
5.75% 10/15/20		11,610	11,973
6.875% 2/15/21 (c)		5,380	5,582
7% 7/15/24 (b)		2,170	2,327
8.25% 2/15/21 (c)		6,135	6,396
9.875% 8/15/19		222	229
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,314
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	3,033
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	9,292
5.625% 1/15/24		1,105	1,180
5.875% 2/15/22		4,920	5,412
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,402
5.875% 6/15/24		5,630	5,855
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	1,996
			80,583
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		3,420	3,719
5.75% 3/1/24		3,860	4,150
5.875% 2/15/25		8,940	9,655
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	6,912
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,950	4,148
			28,584
Media - 3.0%
Altice SA:
7.625% 2/15/25 (b)		10,056	10,307
7.75% 5/15/22 (b)		23,900	25,513
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		6,575	6,797
5.5% 5/15/26 (b)		3,740	3,843
AMC Entertainment, Inc. 5.75% 6/15/25		4,355	4,399
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,658
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,000	4,830
Cablevision SA 6.5% 6/15/21 (b)		1,380	1,439
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	900
5.625% 2/15/24		935	972
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	12,369
5.125% 5/1/23 (b)		4,805	5,015
5.375% 5/1/25 (b)		4,805	5,039
5.5% 5/1/26 (b)		5,770	6,015
5.75% 9/1/23		3,975	4,209
5.75% 1/15/24		3,925	4,170
5.75% 2/15/26 (b)		6,505	6,895
Cengage Learning, Inc. 9.5% 6/15/24 (b)		6,540	6,654
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	11,900
Cinemark U.S.A., Inc. 4.875% 6/1/23		1,160	1,166
Clear Channel Communications, Inc.:
11.25% 3/1/21		1,780	1,384
14% 2/1/21 pay-in-kind (c)		4,471	1,729
Columbus International, Inc. 7.375% 3/30/21 (b)		2,360	2,503
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,475	4,576
4.875% 4/11/22 (b)		1,665	1,723
5.307% 5/11/22 (Reg. S) (f)		970	982
Grupo Televisa SA de CV 6.625% 3/18/25		1,985	2,397
iHeartCommunications, Inc. 10.625% 3/15/23		5,810	4,328
Liberty Media Corp.:
8.25% 2/1/30		5,610	6,031
8.5% 7/15/29		3,845	4,210
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		6,630	7,160
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,205	8,287
Myriad International Holding BV 5.5% 7/21/25 (b)		3,595	3,863
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,225
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,807
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,335	2,490
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,100	2,100
5.375% 4/15/25 (b)		4,160	4,295
5.375% 7/15/26 (b)		3,710	3,812
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	903	1,130
Tegna, Inc.:
4.875% 9/15/21 (b)		2,940	3,058
5.5% 9/15/24 (b)		2,940	3,036
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,665	5,557
7.625% 9/18/20 (Reg S.)		965	704
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,720	4,897
VTR Finance BV 6.875% 1/15/24 (b)		6,185	6,460
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		966	971
WMG Acquisition Corp. 5.625% 4/15/22 (b)		860	890
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		390	390
6% 1/15/27 (b)		3,740	3,718
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		7,480	7,448
			234,251
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,188
L Brands, Inc.:
5.625% 2/15/22		6,025	6,733
5.625% 10/15/23		3,955	4,415
6.875% 11/1/35		4,240	4,622
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,783
Sonic Automotive, Inc. 5% 5/15/23		685	675
			20,416
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		1,860	1,909
4.875% 5/15/26 (b)		1,860	1,902
			3,811
TOTAL CONSUMER DISCRETIONARY			532,363
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	4,450	5,345
Constellation Brands, Inc. 4.75% 11/15/24		3,980	4,308
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,000	3,468
			13,121
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		6,995	6,978
6.625% 6/15/24 (b)		4,805	4,997
Albertsons, Inc.:
7.45% 8/1/29		4,343	4,256
8% 5/1/31		4,037	4,027
8.7% 5/1/30		560	568
Arcor SAIC 6% 7/6/23 (b)		1,805	1,922
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,275	3,336
9.25% 2/15/19 (b)		8,385	7,211
ESAL GmbH 6.25% 2/5/23 (b)		11,710	11,359
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		5,420	5,583
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	1,128
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,000	3,173
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		3,820	3,438
			57,976
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,630
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,900	2,033
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	7,428	9,051
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	13,406
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	6,671
5.875% 7/15/24 (b)		2,085	2,075
7.25% 6/1/21 (b)		2,630	2,719
8.25% 2/1/20 (b)		2,900	2,991
MHP SA 8.25% 4/2/20 (b)		2,135	2,050
Mondelez International, Inc. 2.375% 3/6/35	EUR	2,750	3,297
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		4,845	4,990
Post Holdings, Inc.:
5% 8/15/26 (b)		5,645	5,617
6% 12/15/22 (b)		2,140	2,260
7.75% 3/15/24 (b)		3,025	3,388
8% 7/15/25 (b)		1,515	1,734
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,527
			68,439
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,560
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		3,975	4,293
			6,853
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		15,880	16,198
TOTAL CONSUMER STAPLES			162,587
ENERGY - 7.6%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,693
Ensco PLC:
4.5% 10/1/24		4,027	2,899
5.2% 3/15/25		2,495	1,825
5.75% 10/1/44		3,605	2,202
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,680
Forbes Energy Services Ltd. 9% 6/15/19 (e)		3,455	864
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,832
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	55
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,668
Noble Holding International Ltd.:
3.95% 3/15/22		1,365	1,017
4.625% 3/1/21		940	752
6.2% 8/1/40		1,410	832
6.95% 4/1/25 (c)		3,160	2,496
7.95% 4/1/45 (c)		705	500
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,240	3,629
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,791
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,450	1,349
Unit Corp. 6.625% 5/15/21		785	662
Weatherford International Ltd.:
7.75% 6/15/21		3,735	3,698
8.25% 6/15/23		3,180	3,140
			39,584
Oil, Gas & Consumable Fuels - 7.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,055
4.875% 3/15/24		2,345	2,370
Afren PLC:
6.625% 12/9/20 (b)(e)		4,567	0
10.25% 4/8/19 (Reg. S) (e)		5,411	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		5,835	6,783
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,455	1,473
Antero Resources Corp.:
5.125% 12/1/22		265	267
5.625% 6/1/23 (Reg. S)		3,740	3,810
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,866
Callon Petroleum Co. 6.125% 10/1/24 (b)(d)		1,345	1,392
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,535	2,510
Chaparral Energy, Inc. 9.875% 10/1/20 (e)		1,440	979
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,275	4,617
Chesapeake Energy Corp.:
5.75% 3/15/23		5,625	4,781
8% 12/15/22 (b)		13,875	14,066
Citgo Holding, Inc. 10.75% 2/15/20 (b)		8,631	8,653
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,728
6.125% 3/1/22		6,900	6,969
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	7,557
Denbury Resources, Inc.:
4.625% 7/15/23		3,640	2,421
5.5% 5/1/22		5,970	4,283
6.375% 8/15/21		5,075	3,781
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	2,116
EDC Finance Ltd. 4.875% 4/17/20 (b)		6,700	6,781
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,858
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,642
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,682
4.4% 4/1/24		2,795	2,731
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		370	220
9.375% 5/1/20		3,250	2,299
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	2,221
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,050
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		3,628	3,809
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	881
7% 6/15/23		3,820	3,562
Goodrich Petroleum Corp. 8.875% 3/15/18 (e)		1,287	180
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,220	3,337
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	3,399
5.75% 10/1/25 (b)		3,825	3,806
7.625% 4/15/21 (b)		3,870	3,976
Holly Energy Partners LP/Holly Finance Corp.:
6% 8/1/24 (b)		2,345	2,427
6.5% 3/1/20		4,280	4,414
Indo Energy Finance BV 7% 5/7/18 (b)		1,325	1,153
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		9,375	7,875
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,285	1,246
7.875% 8/1/21 (b)		2,597	2,519
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		3,935	4,068
MPLX LP:
4.875% 12/1/24		5,825	6,028
5.5% 2/15/23		2,780	2,873
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,213
5.625% 7/1/24		635	651
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,953
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,650	5,199
Pacific Exploration and Production Corp. 12% 12/22/16		2,860	2,881
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		16,168	3,011
Pan American Energy LLC 7.875% 5/7/21 (b)		6,560	7,036
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		675	697
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		6,855	6,461
8.25% 2/15/20		8,170	8,427
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,771
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,170	1,211
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,445	11,649
8.625% 12/1/23 (c)		430	498
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		8,125	406
Petrobras Global Finance BV:
2.8201% 1/15/19 (c)		10,990	10,770
3% 1/15/19		10,925	10,707
6.25% 3/17/24		3,550	3,452
8.375% 5/23/21		14,400	15,732
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		10,235	10,547
6.875% 1/20/40		7,340	6,479
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	2,537
5.5% 4/12/37		1,965	815
6% 5/16/24 (b)		5,175	2,212
6% 11/15/26 (b)		4,390	1,843
8.5% 11/2/17 (b)		26,590	22,828
9.75% 5/17/35 (b)		6,780	3,519
12.75% 2/17/22 (b)		2,365	1,543
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,439
4.625% 9/21/23 (b)		4,305	4,311
4.875% 1/18/24		3,155	3,194
5.5% 2/4/19 (b)		1,720	1,814
5.5% 1/21/21		2,135	2,258
5.5% 6/27/44		1,893	1,641
6.375% 2/4/21 (b)		1,905	2,077
6.375% 1/23/45		4,085	3,901
6.5% 6/2/41		13,925	13,542
6.625% (b)(g)		9,630	9,437
6.75% 9/21/47 (b)		6,465	6,465
6.875% 8/4/26 (b)		1,720	1,939
Plains Exploration & Production Co. 6.75% 2/1/22		5,415	5,564
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,685	1,816
5.25% 5/23/21 (b)		1,880	2,050
5.625% 5/20/43 (b)		650	683
6% 5/3/42 (b)		980	1,079
6.5% 5/27/41 (b)		5,440	6,350
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,004
Range Resources Corp. 5% 3/15/23 (b)		7,785	7,610
Rice Energy, Inc.:
6.25% 5/1/22		6,930	7,155
7.25% 5/1/23		1,505	1,610
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,723
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		5,615	5,755
5.875% 6/30/26 (b)		5,595	6,081
SemGroup Corp. 7.5% 6/15/21		3,490	3,490
SM Energy Co.:
5.625% 6/1/25		1,865	1,753
6.75% 9/15/26		1,495	1,510
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,378
Southwestern Energy Co. 4.1% 3/15/22		5,585	5,068
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		5,335	5,495
6.375% 4/1/23 (b)		2,695	2,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)(d)		1,885	1,887
5.375% 2/1/27 (b)(d)		1,885	1,897
Teekay Corp. 8.5% 1/15/20		6,970	6,029
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	4,205
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,854
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		940	982
6.375% 5/1/24		1,490	1,598
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		241	242
9.625% 5/14/20 (b)		9,291	10,057
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	4,510
Western Refining, Inc. 6.25% 4/1/21		10,605	10,472
WPX Energy, Inc.:
5.25% 9/15/24		2,865	2,700
6% 1/15/22		7,990	7,975
YPF SA:
8.5% 3/23/21 (b)		10,470	11,685
8.75% 4/4/24 (b)		11,805	13,146
Zhaikmunai International BV 7.125% 11/13/19 (b)		10,140	9,354
			543,117
TOTAL ENERGY			582,701
FINANCIALS - 8.7%
Banks - 3.4%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	4,650	6,732
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	3,700	4,396
Banco de Bogota SA 6.25% 5/12/26 (b)		1,625	1,728
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,905	2,992
Banco Hipotecario SA 9.75% 11/30/20 (b)		6,250	7,141
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,200	1,215
6.369% 6/16/18 (b)		2,875	3,019
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,155	2,106
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,175	2,391
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,175	1,152
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	6,500	7,558
CIT Group, Inc.:
5% 8/15/22		7,130	7,576
5.375% 5/15/20		9,060	9,683
5.5% 2/15/19 (b)		7,780	8,237
Credit Suisse Group Funding Guernsey Ltd. 2.75% 8/8/25 (Reg. S)	GBP	5,000	6,438
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		2,875	2,990
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	125,600	1,870
Finansbank A/S 6.25% 4/30/19 (b)		560	585
GTB Finance BV 6% 11/8/18 (b)		8,958	8,891
HSBC Bank PLC 5% 3/20/23 (c)	GBP	8,250	11,154
HSBC Holdings PLC:
0.875% 9/6/24 (Reg. S)	EUR	6,850	7,662
3.125% 6/7/28	EUR	3,850	4,663
3.375% 1/10/24 (c)	EUR	500	590
HSBK BV 7.25% 5/3/17 (b)		3,660	3,752
ING Bank NV:
6.125% 5/29/23 (c)	EUR	8,100	9,929
6.875% 5/29/23 (c)	GBP	10,750	14,938
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		2,905	2,856
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	6,900	7,840
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,202
5.5% 8/6/22 (b)		3,255	3,312
JSC BGEO Group 6% 7/26/23 (b)		4,540	4,688
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,560	1,695
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	11,800	13,372
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,150	4,172
National Westminster Bank PLC 6.5% 9/7/21	GBP	6,380	9,620
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,000	2,140
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	14,450	19,152
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	9,108
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	3,750	4,571
RSHB Capital SA 5.298% 12/27/17 (b)		1,665	1,709
SB Capital SA 5.5% 2/26/24 (b)(c)		2,910	2,935
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		815	818
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		1,950	1,867
4.75% 6/4/19 (b)		2,900	2,886
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		1,235	1,220
5.5% 4/21/19 (b)		960	978
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		2,925	2,894
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	7,250	8,405
6.95% 10/31/22 (Reg. S)	EUR	3,850	4,875
Zenith Bank PLC 6.25% 4/22/19 (b)		11,245	10,930
			265,633
Capital Markets - 0.7%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		3,750	3,755
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		5,635	5,889
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	10,650	12,984
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	8,839	11,289
Morgan Stanley 1.75% 3/11/24	EUR	8,700	10,359
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,573
5.75% 8/15/25 (b)		2,375	2,535
UBS Group Funding Ltd. 1.25% 9/1/26 (Reg. S)	EUR	5,800	6,472
			55,856
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,932
4.5% 5/15/21		7,350	7,690
4.625% 7/1/22		6,230	6,549
5% 10/1/21		1,860	1,986
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,913
4.625% 3/30/25		12,230	12,536
5.125% 9/30/24		18,860	19,992
8% 11/1/31		67,474	83,162
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		1,860	1,867
7.5% 3/13/19 (b)		2,705	2,813
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,577
Navient Corp.:
5% 10/26/20		2,765	2,727
5.875% 10/25/24		9,855	8,968
6.625% 7/26/21		2,755	2,774
SLM Corp.:
5.5% 1/25/23		13,555	12,437
6.125% 3/25/24		3,000	2,794
7.25% 1/25/22		9,715	9,909
8% 3/25/20		6,200	6,650
			204,276
Diversified Financial Services - 0.9%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,275	2,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	15,869
6% 8/1/20		5,130	5,156
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	14,500	16,948
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,230	4,367
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		9,790	10,916
Springleaf Financial Corp.:
7.75% 10/1/21		555	582
8.25% 12/15/20		2,795	3,068
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,125	1,187
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	5,500	6,834
			67,727
Insurance - 0.7%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,415	9,568
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	6,600	8,691
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	3,900	4,320
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,400	1,576
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,150	8,259
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,599
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	5,700	6,496
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	5,050	5,918
			53,427
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		20,310	22,138
TOTAL FINANCIALS			669,057
HEALTH CARE - 1.8%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,900
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,749
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,996
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,372
			8,117
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		2,430	2,485
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)(d)		2,205	2,244
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,437
5.25% 4/15/25		11,820	12,603
5.25% 6/15/26		4,600	4,888
5.375% 2/1/25		7,665	7,914
5.875% 3/15/22		10,760	11,863
5.875% 5/1/23		6,100	6,497
5.875% 2/15/26		9,405	10,028
7.5% 2/15/22		10,195	11,699
HealthSouth Corp. 5.75% 11/1/24		8,045	8,332
InVentiv Health, Inc. 10% 8/15/18		795	795
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,879
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,000	2,150
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	3,041
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,158
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		3,725	3,976
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	8,106
Vizient, Inc. 10.375% 3/1/24 (b)		4,030	4,624
			112,719
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	2,900	3,411
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		14,490	12,498
6.75% 8/15/21 (b)		1,715	1,612
			14,110
TOTAL HEALTH CARE			140,257
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,490	3,691
KLX, Inc. 5.875% 12/1/22 (b)		10,020	10,371
TransDigm, Inc. 6.375% 6/15/26 (b)		3,555	3,671
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,069
			21,802
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		2,935	3,008
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		1,192	1,227
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,211
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		438	465
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		1,909	2,174
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,809	1,809
Mexico City Airport Trust 4.25% 10/31/26 (b)		770	779
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		378	402
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,465	4,132
Series 2012-2 Class B, 6.75% 12/3/22		1,352	1,470
Series 2013-1 Class B, 5.375% 5/15/23		1,791	1,862
			15,531
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,225	1,225
6.125% 4/1/25 (b)		1,225	1,219
			2,444
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		11,615	12,631
APX Group, Inc.:
7.875% 12/1/22		3,735	3,912
7.875% 12/1/22 (b)		2,155	2,257
8.75% 12/1/20		6,550	6,419
Cenveo Corp. 6% 8/1/19 (b)		2,285	2,028
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,803
7.25% 12/1/20		4,475	4,620
Garda World Security Corp.:
7.25% 11/15/21 (b)		895	826
7.25% 11/15/21 (b)		1,655	1,527
TMS International Corp. 7.625% 10/15/21 (b)		825	705
			37,728
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,000	2,101
5.875% 10/15/24		1,715	1,831
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,670	1,783
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,155	808
			6,523
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,140	2,226
5% 10/1/25 (b)		3,860	3,947
			6,173
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,448
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		575	571
			2,019
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,180	4,328
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		5,650	5,721
			10,049
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		935	687
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	2,770
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		455	91
			3,548
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,300	5,297
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290	1,463
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,849
			3,312
Trading Companies & Distributors - 1.0%
Aircastle Ltd.:
5% 4/1/23		2,105	2,205
5.5% 2/15/22		3,785	4,078
6.25% 12/1/19		4,985	5,459
7.625% 4/15/20		3,275	3,729
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	4,131
International Lease Finance Corp.:
4.625% 4/15/21		5,675	5,945
5.875% 8/15/22		7,605	8,432
8.25% 12/15/20		11,050	13,122
8.625% 1/15/22		19,820	24,379
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,290	1,264
			72,744
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		3,560	3,885
10.75% 12/1/20 (Reg. S)		119	130
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,665	1,880
Global Ports Finance PLC 6.872% 1/25/22 (b)		2,940	3,061
			8,956
TOTAL INDUSTRIALS			199,134
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		7,860	8,371
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,808
Lucent Technologies, Inc.:
6.45% 3/15/29		21,200	23,453
6.5% 1/15/28		6,600	7,194
			41,826
Electronic Equipment & Components - 0.1%
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,440	3,821
Internet Software & Services - 0.2%
Camelot Finance SA 7.875% 10/15/24 (b)(d)		1,670	1,696
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,241
j2 Global, Inc. 8% 8/1/20		2,970	3,089
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,791
5.25% 4/1/25		3,790	3,980
			15,797
IT Services - 0.1%
Ceridian HCM Holding, Inc. 11% 3/15/21(b)		2,010	2,126
Everi Payments, Inc. 10% 1/15/22		3,725	3,590
			5,716
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,190
Micron Technology, Inc.:
5.25% 8/1/23(b)		1,545	1,526
5.25% 1/15/24 (b)		3,250	3,120
5.5% 2/1/25		10,885	10,667
5.625% 1/15/26 (b)		2,880	2,758
5.875% 2/15/22		2,320	2,366
Microsemi Corp. 9.125% 4/15/23 (b)		1,450	1,653
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,710	1,847
5.75% 3/15/23 (b)		13,101	14,051
Qorvo, Inc.:
6.75% 12/1/23		2,750	2,967
7% 12/1/25		8,399	9,113
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,690	3,994
Versum Materials, Inc. 5.5% 9/30/24 (b)		1,935	1,988
			57,240
Software - 0.3%
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		3,000	2,723
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,552
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)(d)		1,330	1,367
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,085	2,137
Open Text Corp. 5.875% 6/1/26 (b)		2,805	2,935
Parametric Technology Corp. 6% 5/15/24		1,135	1,212
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,142
			20,068
TOTAL INFORMATION TECHNOLOGY			144,468
MATERIALS - 4.3%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	9,350	11,118
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,350	3,433
5.75% 4/15/21 (b)		1,800	1,887
6.45% 2/3/24		1,975	2,138
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,370	2,690
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		1,750	1,853
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	31,271
4.69% 4/24/22		12,150	9,295
10% 10/15/20 (e)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,742
OCP SA 5.625% 4/25/24 (b)		1,140	1,238
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		3,700	3,598
10.375% 5/1/21 (b)		1,120	1,207
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,100	4,058
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	4,847
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,370	1,435
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		11,663	12,392
5.625% 10/1/24 (b)		2,555	2,779
			96,981
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,900	1,948
9.375% 10/12/22 (b)		2,120	2,324
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,630	1,808
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	4,250	5,025
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,435	1,345
U.S. Concrete, Inc. 6.375% 6/1/24		1,815	1,883
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,916
			16,249
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		3,725	3,744
6% 6/30/21 (b)		2,530	2,600
6.25% 1/31/19 (b)		2,135	2,180
6.75% 1/31/21 (b)		4,430	4,574
7% 11/15/20 (b)		452	466
7.25% 5/15/24 (b)		6,655	7,088
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		4,700	4,689
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,801
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,862
7.5% 12/15/96		4,010	4,105
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,311
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,620
			48,040
Metals & Mining - 2.1%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,525	2,623
7% 9/30/26 (b)		2,090	2,161
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Alrosa Finance SA 7.75% 11/3/20 (b)		1,210	1,380
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,145	1,211
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,885	4,157
EVRAZ Group SA:
6.5% 4/22/20 (b)		3,510	3,633
8.25% 1/28/21 (Reg. S)		4,100	4,479
9.5% 4/24/18 (Reg. S)		2,780	3,023
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		8,645	8,710
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,123	5,059
10.375% 4/7/19 (b)		355	351
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		4,920	4,551
7% 2/15/21 (b)		4,470	4,001
7.25% 5/15/22 (b)		2,630	2,328
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		2,800	3,248
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,702
3.875% 3/15/23		5,605	5,073
5.4% 11/14/34		1,770	1,469
5.45% 3/15/43		11,570	9,285
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,320	1,367
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		9,540	9,657
4.875% 10/7/20 (Reg. S)		450	456
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,250	3,201
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,450	2,585
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,105	2,316
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,295	1,376
7.875% 11/1/22 (b)		185	197
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		2,340	2,455
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,668	1,335
10.5% 11/28/17 (b)		8,974	7,181
10.5% 11/28/17 (Reg. S)		2,293	1,835
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)		13	0
New Gold, Inc. 7% 4/15/20 (b)		1,295	1,331
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		4,845	5,083
5.625% 4/29/20 (Reg. S)		500	525
Southern Copper Corp. 7.5% 7/27/35		4,185	4,927
Teck Resources Ltd. 8.5% 6/1/24 (b)		17,515	20,055
United States Steel Corp. 8.375% 7/1/21 (b)		7,995	8,745
Vale Overseas Ltd.:
4.375% 1/11/22		3,690	3,648
5.875% 6/10/21		1,825	1,911
6.875% 11/21/36		1,920	1,866
Vedanta Resources PLC 6% 1/31/19 (b)		5,735	5,678
			156,204
Paper & Forest Products - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,375
Mercer International, Inc.:
7% 12/1/19		2,755	2,848
7.75% 12/1/22		4,005	4,240
NewPage Corp.:
0% 5/1/12 (c)(e)		2,460	0
11.375% 12/31/14 (e)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		4,925	0
			8,463
TOTAL MATERIALS			325,937
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	662
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,325	1,375
6.375% 2/15/22		3,670	3,826
			5,863
Real Estate Management & Development - 0.4%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,716
5.25% 3/15/25		4,610	4,941
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,500	2,898
Howard Hughes Corp. 6.875% 10/1/21 (b)		9,230	9,703
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	238
11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,850	2,072
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,500
			35,085
TOTAL REAL ESTATE			40,948
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	10,228
6.625% 2/15/23 (b)		7,355	7,548
7.5% 5/15/26 (b)		7,120	7,414
Altice Finco SA:
8.125% 1/15/24 (b)		7,845	8,120
9.875% 12/15/20 (b)		4,825	5,127
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,242
9% 8/15/31		3,545	3,261
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,730	2,785
Frontier Communications Corp. 11% 9/15/25		7,455	7,781
GCI, Inc. 6.875% 4/15/25		3,760	3,854
GTH Finance BV:
6.25% 4/26/20 (b)		3,165	3,328
7.25% 4/26/23 (b)		7,700	8,348
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,352
Level 3 Financing, Inc.:
5.125% 5/1/23		3,845	3,960
5.375% 5/1/25		3,845	4,008
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,633
Qtel International Finance Ltd. 5% 10/19/25 (b)		1,925	2,190
Sable International Finance Ltd. 6.875% 8/1/22 (b)		16,730	17,357
SFR Group SA:
6% 5/15/22 (b)		33,090	33,752
6.25% 5/15/24 (b)		33,197	32,980
7.375% 5/1/26 (b)		14,640	14,965
Sprint Capital Corp.:
6.875% 11/15/28		4,132	3,879
8.75% 3/15/32		3,187	3,251
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,880	1,946
U.S. West Communications:
6.875% 9/15/33		1,925	1,919
7.25% 9/15/25		420	460
7.25% 10/15/35		1,205	1,192
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	4,129
Virgin Media Finance PLC 4.875% 2/15/22		4,640	3,938
			205,947
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,551
Comcel Trust 6.875% 2/6/24 (b)		1,855	1,907
Digicel Group Ltd.:
6% 4/15/21 (b)		745	658
6.75% 3/1/23 (b)		1,680	1,483
7% 2/15/20 (b)		860	821
7.125% 4/1/22 (b)		16,995	12,996
8.25% 9/30/20 (b)		8,800	7,645
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	8,691
7.25% 10/15/20		19,630	15,213
7.5% 4/1/21		5,670	4,281
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,125	4,172
6% 3/15/25 (b)		6,925	7,012
6.625% 10/15/21 (b)		6,720	7,000
MTS International Funding Ltd. 8.625% 6/22/20 (b)		870	1,022
Neptune Finco Corp.:
6.625% 10/15/25 (b)		7,210	7,823
10.125% 1/15/23 (b)		7,455	8,592
10.875% 10/15/25 (b)		17,675	20,680
Sprint Communications, Inc. 6% 11/15/22		9,930	9,210
Sprint Corp.:
7.125% 6/15/24		18,887	18,415
7.625% 2/15/25		10,515	10,410
7.875% 9/15/23		9,580	9,640
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,329
6% 4/15/24		5,590	5,981
6.375% 3/1/25		19,464	21,167
6.5% 1/15/24		25,330	27,403
6.625% 4/1/23		17,880	19,199
6.731% 4/28/22		4,205	4,415
6.836% 4/28/23		4,925	5,307
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,468
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		2,915	3,254
			256,745
TOTAL TELECOMMUNICATION SERVICES			462,692
UTILITIES - 2.6%
Electric Utilities - 0.2%
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,750	4,071
EnBW Energie Baden-Wuerttemberg AG 3.375% 4/5/77 (c)	EUR	5,375	5,984
Enel SpA 6.25% 6/20/19	GBP	1,550	2,284
InterGen NV 7% 6/30/23 (b)		1,545	1,306
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,492
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,915	3,680
			18,817
Gas Utilities - 0.4%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	8,750	11,405
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,830
8% 3/1/32		6,000	7,707
			28,942
Independent Power and Renewable Electricity Producers - 2.0%
Dynegy, Inc.:
7.375% 11/1/22		11,735	11,588
7.625% 11/1/24		13,340	13,100
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		9,438	8,966
11.25% 11/1/17 pay-in-kind (c)(e)		7,535	7,158
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		25,663	30,924
12.25% 3/1/22 (b)(e)		31,213	38,392
Listrindo Capital BV:
4.95% 9/14/26 (b)		1,880	1,886
6.95% 2/21/19 (Reg. S)		2,915	3,020
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,440
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(c)		10,330	10,614
9.625% 6/15/25 (b)(c)		2,610	2,741
TXU Corp.:
5.55% 11/15/14 (e)		1,623	860
6.5% 11/15/24 (e)		13,610	7,077
6.55% 11/15/34 (e)		26,380	13,190
			151,956
TOTAL UTILITIES			199,715

TOTAL NONCONVERTIBLE BONDS			3,459,859

TOTAL CORPORATE BONDS
(Cost $3,350,070)			3,460,266

U.S. Government and Government Agency Obligations - 13.9%
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$13,023
4.25% 9/15/65		8,147	9,725
5.25% 9/15/39		968	1,341
5.375% 4/1/56		3,004	4,303

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			28,392

U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds:
2.25% 8/15/46		8,667	8,537
2.5% 2/15/46		9,000	9,333
2.5% 5/15/46		8,000	8,307
2.875% 8/15/45		25,369	28,345
3% 11/15/45		1,000	1,145
3.625% 2/15/44 (h)		65,247	83,325
4.25% 5/15/39		24,500	33,664
5.25% 2/15/29		7,107	9,893
6.125% 8/15/29 (i)		33,824	50,916
7.875% 2/15/21		5,350	6,894
U.S. Treasury Notes:
0.75% 7/31/18		2,714	2,713
0.75% 9/30/18		9,000	8,997
0.75% 7/15/19		16,000	15,946
0.75% 8/15/19		17,535	17,473
0.875% 6/15/19		71,205	71,216
1.125% 6/15/18		488	491
1.125% 1/15/19		11,773	11,851
1.125% 7/31/21		8,962	8,950
1.125% 8/31/21		15,000	14,986
1.125% 9/30/21		48,669	48,604
1.375% 2/28/19		38,974	39,466
1.375% 4/30/20		48,188	48,817
1.375% 1/31/21		3,000	3,033
1.375% 8/31/23		4,000	3,989
1.375% 9/30/23		101,253	100,901
1.5% 12/31/18		5,994	6,084
1.5% 1/31/19		8,161	8,286
1.5% 10/31/19		20,519	20,877
1.5% 1/31/22		7,909	8,015
1.5% 8/15/26		1,000	991
1.625% 4/30/19		34,618	35,286
1.625% 6/30/19		37,248	38,000
1.625% 2/15/26		14,441	14,477
1.75% 9/30/19		18,115	18,566
2% 9/30/20		125,701	130,219
2% 2/15/25		5,064	5,247
2% 8/15/25		9,684	10,028
2.125% 6/30/21		10,000	10,442
2.125% 5/15/25		700	732
2.25% 7/31/21		60,289	63,325
2.25% 11/15/25		6,000	6,338

TOTAL U.S. TREASURY OBLIGATIONS			1,014,705

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.8632% 12/7/20 (NCUA Guaranteed) (c)		1,349	1,346
Series 2011-R1 Class 1A, 0.9749% 1/8/20 (NCUA Guaranteed) (c)		2,975	2,979
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (c)		670	669
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,494

TOTAL OTHER GOVERNMENT RELATED			30,488

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,039,915)			1,073,585

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.288% 10/1/35 (c)		20	21
2.29% 11/1/33 (c)		14	14
2.424% 1/1/35 (c)		141	147
2.425% 11/1/35 (c)		320	332
2.446% 9/1/33 (c)		330	341
2.54% 6/1/42 (c)		229	239
2.572% 3/1/33 (c)		70	73
2.58% 9/1/36 (c)		66	69
2.627% 6/1/47 (c)		83	88
2.654% 2/1/37 (c)		344	363
2.667% 7/1/35 (c)		110	116
2.69% 3/1/37 (c)		23	24
2.693% 2/1/42 (c)		1,412	1,474
2.715% 2/1/36 (c)		10	10
2.757% 1/1/42 (c)		1,151	1,203
2.801% 11/1/36 (c)		24	26
2.802% 6/1/36 (c)		33	34
2.943% 9/1/41 (c)		137	143
2.951% 11/1/40 (c)		121	128
2.991% 10/1/41 (c)		71	74
3.007% 5/1/36 (c)		24	25
3.013% 4/1/36 (c)		166	177
3.232% 7/1/41 (c)		219	231
3.282% 8/1/35 (c)		306	319
3.352% 10/1/41 (c)		123	130
3.5% 10/1/45		8,495	8,963
3.5% 10/1/46 (d)		8,400	8,863
3.5% 10/1/46 (d)		11,400	12,029
3.5% 10/1/46 (d)		19,800	20,892
3.548% 7/1/41 (c)		291	305
4% 5/1/29		18,171	19,327
4.5% 7/1/33 to 4/1/39		17,471	19,370
5% 2/1/22 to 7/1/35		3,276	3,671
5.5% 10/1/20 to 1/1/29		2,108	2,301
6.5% 11/1/16 to 8/1/36		3,222	3,760

TOTAL FANNIE MAE			105,282

Freddie Mac - 0.2%
2.196% 1/1/36 (c)		71	74
2.2% 3/1/37 (c)		15	16
2.32% 3/1/35 (c)		61	63
2.55% 6/1/37 (c)		26	27
2.555% 2/1/37 (c)		45	47
2.563% 1/1/37 (c)		194	202
2.582% 5/1/37 (c)		46	48
2.599% 6/1/33 (c)		183	192
2.625% 5/1/37 (c)		31	33
2.66% 8/1/37 (c)		69	72
2.668% 4/1/37 (c)		43	45
2.71% 2/1/36 (c)		4	5
2.82% 10/1/36 (c)		256	268
2.85% 7/1/35 (c)		131	137
2.856% 10/1/35 (c)		110	115
2.885% 5/1/37 (c)		292	307
2.888% 5/1/37 (c)		637	671
2.915% 6/1/37 (c)		199	210
2.949% 6/1/37 (c)		44	46
2.978% 10/1/42 (c)		932	982
2.985% 10/1/41 (c)		834	877
2.99% 9/1/35 (c)		19	20
3% 2/1/31		4,558	4,810
3.067% 7/1/35 (c)		149	159
3.068% 9/1/41 (c)		1,391	1,454
3.19% 9/1/41 (c)		166	174
3.22% 4/1/37 (c)		8	8
3.224% 4/1/41 (c)		160	167
3.288% 6/1/41 (c)		176	185
3.295% 7/1/36 (c)		65	69
3.413% 5/1/41 (c)		133	139
3.582% 10/1/35 (c)		32	34
3.64% 6/1/41 (c)		240	252
3.696% 5/1/41 (c)		217	228
6% 1/1/24		775	851
6.5% 2/1/17 to 3/1/22		262	284

TOTAL FREDDIE MAC			13,271

Ginnie Mae - 0.3%
4.3% 8/20/61 (j)		2,291	2,370
4.649% 2/20/62 (j)		1,654	1,734
4.682% 2/20/62 (j)		2,208	2,309
4.684% 1/20/62 (j)		10,604	11,057
5.47% 8/20/59 (j)		372	378
5.5% 11/15/35		1,208	1,391
5.612% 4/20/58 (j)		22	22
6% 6/15/36		2,541	2,983

TOTAL GINNIE MAE			22,244

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $139,506)			140,797

Collateralized Mortgage Obligations - 3.7%
U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.4553% 6/25/36 (c)		$3,005	$3,046
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1	1
Series 2003-70 Class BJ, 5% 7/25/33		319	356
Series 2005-19 Class PA, 5.5% 7/25/34		879	936
Series 2005-27 Class NE, 5.5% 5/25/34		576	586
Series 2005-64 Class PX, 5.5% 6/25/35		923	1,014
Series 2005-68 Class CZ, 5.5% 8/25/35		2,783	3,139
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,288
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		9	9
Series 2003-117 Class MD, 5% 12/25/23		612	661
Series 2004-91 Class Z, 5% 12/25/34		2,730	3,055
Series 2005-117 Class JN, 4.5% 1/25/36		735	789
Series 2005-14 Class ZB, 5% 3/25/35		1,001	1,121
Series 2006-72 Class CY, 6% 8/25/26		828	910
Series 2009-59 Class HB, 5% 8/25/39		1,434	1,604
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,640
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		152	10
Series 2009-93 Class IC, 4.5% 9/25/24(k)		232	15
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,784	230
Series 2010-39 Class FG, 1.4453% 3/25/36 (c)		1,867	1,903
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		530	29
Series 2011-67 Class AI, 4% 7/25/26 (k)		504	54
Series 2012-27 Class EZ, 4.25% 3/25/42		3,105	3,419
Series 2016-26 Class CG, 3% 5/25/46		6,580	6,862
Freddie Mac:
floater:
Series 2630 Class FL, 1.0243% 6/15/18 (c)		4	4
Series 2711 Class FC, 1.4243% 2/15/33 (c)		1,006	1,019
floater planned amortization class Series 2770 Class FH, 0.9243% 3/15/34 (c)		1,204	1,206
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		38	42
Series 2376 Class JE, 5.5% 11/15/16		1	1
Series 2381 Class OG, 5.5% 11/15/16		0	0
Series 2425 Class JH, 6% 3/15/17		6	6
Series 2996 Class MK, 5.5% 6/15/35		102	114
Series 3415 Class PC, 5% 12/15/37		435	475
Series 3763 Class QA, 4% 4/15/34		747	759
Series 3840 Class VA, 4.5% 9/15/27		1,525	1,606
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		251	252
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,709	5,358
Series 2303 Class ZV, 6% 4/15/31		97	106
Series 2877 Class ZD, 5% 10/15/34		3,300	3,692
Series 3745 Class KV, 4.5% 12/15/26		2,725	2,977
Series 3806 Class L, 3.5% 2/15/26		2,700	2,946
Series 3843 Class PZ, 5% 4/15/41		975	1,211
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,723	2,899
Series 4341 Class ML, 3.5% 11/15/31		3,617	3,827
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0318% 7/20/37 (c)		619	622
Series 2008-2 Class FD, 1.0118% 1/20/38 (c)		153	154
Series 2008-73 Class FA, 1.3918% 8/20/38 (c)		1,025	1,043
Series 2008-83 Class FB, 1.4318% 9/20/38 (c)		933	949
Series 2009-108 Class CF, 1.1296% 11/16/39 (c)		713	719
Series 2009-116 Class KF, 1.0596% 12/16/39 (c)		540	542
Series 2010-H17 Class FA, 0.8538% 7/20/60 (c)(j)		3,736	3,703
Series 2010-H18 Class AF, 0.7939% 9/20/60 (c)(j)		4,583	4,537
Series 2010-H19 Class FG, 0.7939% 8/20/60 (c)(j)		5,097	5,047
Series 2010-H27 Series FA, 0.8739% 12/20/60 (c)(j)		1,724	1,712
Series 2011-H05 Class FA, 0.9939% 12/20/60 (c)(j)		2,921	2,915
Series 2011-H07 Class FA, 0.9939% 2/20/61 (c)(j)		5,871	5,858
Series 2011-H12 Class FA, 0.9839% 2/20/61 (c)(j)		6,974	6,956
Series 2011-H13 Class FA, 0.9939% 4/20/61 (c)(j)		2,591	2,585
Series 2011-H14:
Class FB, 0.9939% 5/20/61 (c)(j)		3,114	3,107
Class FC, 0.9939% 5/20/61 (c)(j)		2,773	2,767
Series 2011-H17 Class FA, 1.0239% 6/20/61 (c)(j)		3,608	3,604
Series 2011-H21 Class FA, 1.0939% 10/20/61 (c)(j)		3,844	3,849
Series 2012-H01 Class FA, 1.1939% 11/20/61(c)(j)		3,316	3,332
Series 2012-H03 Class FA, 1.1939% 1/20/62 (c)(j)		2,115	2,125
Series 2012-H06 Class FA, 1.1239% 1/20/62 (c)(j)		3,304	3,312
Series 2012-H07 Class FA, 1.1239% 3/20/62 (c)(j)		1,976	1,981
Series 2013-H19:
Class FC, 1.0939% 8/20/63 (c)(j)		472	473
Class FD, 1.0939% 8/20/63 (c)(j)		1,257	1,259
Series 2015-H13 Class FL, 0.7739% 5/20/63 (c)(j)		10,719	10,681
Series 2015-H19 Class FA, 0.6939% 4/20/63 (c)(j)		10,200	10,154
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		7	7
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,417
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,266	106
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,040
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		1,828	1,825
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		2,279	2,344
Series 2016-H02 Class FM, 0.9939% 9/20/62 (c)(j)		7,405	7,403
Series 2016-H04 Class FE, 1.1439% 11/20/65 (c)(j)		2,630	2,634
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		8,150	8,568
Series 2010-H17 Class XP, 5.2991% 7/20/60 (c)(j)		10,100	10,572
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		8,028	8,417
Series 2011-71 Class ZB, 5.5% 8/20/34		4,012	4,554
Series 2012-64 Class KB, 18.215% 5/20/41 (c)		76	103
Series 2013-124:
Class ES, 7.9576% 4/20/39 (c)(l)		3,621	3,901
Class ST, 8.091% 8/20/39 (c)(l)		6,956	7,656
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		8,329	8,447
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		24,468	24,794
Class JA, 2.5% 6/20/65 (j)		2,308	2,334
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		16,633	16,607
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(j)		8,473	8,461
Series 2090-118 Class XZ, 5% 12/20/39		4,682	5,685
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $281,879)			283,038

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,326
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		9,078	9,830
Series K027 Class A2, 2.637% 1/25/23		2,406	2,529
Series K029 Class A2, 3.32% 2/25/23 (c)		1,186	1,295
Series K034 Class A1, 2.669% 2/25/23		7,276	7,477
Series K037 Class A2, 3.49% 1/25/24		3,753	4,157
Series K710 Class A2, 1.883% 5/25/19		2,585	2,621
Series K717 Class A2, 2.991% 9/25/21		1,385	1,475
Series K039 Class A2, 3.303% 7/25/24		14,456	15,824
Series K042 Class A2, 2.67% 12/25/24		11,700	12,306
2.313% 3/25/20		1,662	1,711
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		10,800	11,477
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $70,582)			73,028

Foreign Government and Government Agency Obligations - 14.7%
Argentine Republic:
6.25% 4/22/19 (b)		9,115	9,666
6.875% 4/22/21 (b)		23,575	25,661
7% 4/17/17		24,385	24,917
7.5% 4/22/26 (b)		2,235	2,521
8.75% 5/7/24		2,750	3,194
Australian Commonwealth:
1.75% 11/21/20	AUD	27,500	21,198
3.75% 4/21/37 (Reg. S)	AUD	6,000	5,485
4.25% 4/21/26	AUD	21,150	19,475
Azerbaijan Republic 4.75% 3/18/24 (b)		935	969
Banco Central del Uruguay:
value recovery A rights 1/2/21(m)		500,000	0
value recovery B rights 1/2/21 (m)		750,000	0
Belarus Republic 8.95% 1/26/18		12,580	13,171
Brazilian Federative Republic:
4.25% 1/7/25		3,840	3,830
5.625% 1/7/41		5,390	5,363
6% 4/7/26		1,170	1,296
7.125% 1/20/37		9,595	11,274
8.25% 1/20/34		13,565	17,397
Buenos Aires Province:
5.75% 6/15/19 (b)		1,215	1,254
9.375% 9/14/18 (b)		2,205	2,426
9.95% 6/9/21 (b)		1,680	1,932
10.875% 1/26/21 (Reg. S)		15,015	17,568
Buoni del Tesoro Poliennali:
1.6% 6/1/26	EUR	4,500	5,241
2.7% 3/1/47 (b)	EUR	6,100	7,552
4.5% 3/1/24	EUR	25,125	35,698
Canadian Government:
1.5% 6/1/26	CAD	26,100	20,815
3.5% 12/1/45	CAD	19,500	21,164
Central Bank of Nigeria warrants 11/15/20 (m)(n)		5,500	423
City of Buenos Aires 8.95% 2/19/21 (b)		3,835	4,372
Colombian Republic:
4.375% 3/21/23	COP	20,876,000	6,507
5.625% 2/26/44		1,300	1,505
7.375% 9/18/37		2,175	2,931
10.375% 1/28/33		4,975	7,861
Congo Republic 4% 6/30/29 (f)		8,640	5,934
Costa Rican Republic:
4.25% 1/26/23 (b)		770	757
5.625% 4/30/43 (b)		680	622
7% 4/4/44 (b)		4,045	4,318
Croatia Republic:
5.5% 4/4/23 (b)		1,015	1,128
6% 1/26/24 (b)		1,100	1,265
6.375% 3/24/21 (b)		2,220	2,498
6.625% 7/14/20 (b)		1,555	1,742
Danish Kingdom 1.75% 11/15/25	DKK	53,900	9,430
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,585	1,656
6.25% 7/27/21 (b)		1,140	1,191
Dominican Republic:
1.8125% 8/30/24 (c)		11,048	10,799
6.85% 1/27/45 (b)		3,865	4,329
6.875% 1/29/26 (b)		2,545	2,946
7.45% 4/30/44 (b)		5,160	6,128
7.5% 5/6/21 (b)		3,140	3,517
El Salvador Republic 7.625% 2/1/41 (b)		555	572
French Government:
OAT:
1.75% 5/25/23	EUR	7,000	8,940
3.25% 5/25/45	EUR	12,950	22,786
0.5% 5/25/26	EUR	15,000	17,460
German Federal Republic 0% 8/15/26(Reg. S)	EUR	20,350	23,137
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,428
Hungarian Republic:
5.75% 11/22/23		2,561	3,016
7.625% 3/29/41		1,573	2,467
Indonesian Republic:
4.75% 1/8/26 (b)		1,855	2,072
5.25% 1/17/42 (b)		1,795	2,054
5.95% 1/8/46 (b)		930	1,178
6.625% 2/17/37 (b)		3,260	4,274
6.75% 1/15/44 (b)		1,370	1,872
7.75% 1/17/38 (b)		6,020	8,706
8.375% 3/15/24	IDR	110,990,000	9,197
8.5% 10/12/35 (Reg. S)		5,535	8,378
Irish Republic:
1% 5/15/26(Reg. S)	EUR	13,575	16,217
2% 2/18/45 (Reg.S)	EUR	7,750	10,474
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,510	5,810
8.25% 4/15/24 (b)		1,375	1,505
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	36,123
5.5% 12/4/23		7,426	9,312
Ivory Coast 5.75% 12/31/32		7,118	6,995
Japan Government:
0.1% 12/20/20	JPY	5,645,550	56,504
0.1% 6/20/26	JPY	1,100,000	11,055
0.4% 3/20/56	JPY	1,200,000	11,320
0.9% 6/20/22	JPY	4,399,800	46,233
1.9% 9/20/30	JPY	4,220,000	52,144
Jordanian Kingdom:
2.503% 10/30/20		22,090	23,255
3% 6/30/25		7,702	8,336
Kazakhstan Republic 6.5% 7/21/45 (b)		1,880	2,343
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,520
Lebanese Republic:
4% 12/31/17		6,358	6,294
5.45% 11/28/19		1,280	1,264
New Zealand Government 6% 5/15/21	NZD	7,000	6,003
Ontario Province 2.4% 6/2/26	CAD	21,400	17,093
Panamanian Republic:
6.7% 1/26/36		875	1,194
8.875% 9/30/27		400	600
9.375% 4/1/29		700	1,083
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,840	1,994
Peruvian Republic:
4% 3/7/27 (f)		4,905	4,905
6.35% 8/12/28 (b)	PEN	11,495	3,393
8.2% 8/12/26 (Reg. S)	PEN	23,655	8,302
Provincia de Cordoba:
7.125% 6/10/21 (b)		5,940	6,237
12.375% 8/17/17 (b)		2,822	3,030
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,658	4,658
Republic of Armenia:
6% 9/30/20 (b)		4,651	4,809
7.15% 3/26/25 (b)		3,150	3,348
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,275	9,186
Republic of Nigeria 5.125% 7/12/18 (b)		2,760	2,781
Republic of Serbia:
6.75% 11/1/24 (b)		6,131	6,170
7.25% 9/28/21 (b)		3,300	3,841
Republic of Singapore 3.25% 9/1/20	SGD	20,600	16,289
Russian Federation:
4.875% 9/16/23 (b)		1,600	1,759
5.625% 4/4/42 (b)		2,600	3,002
5.875% 9/16/43 (b)		4,400	5,247
7.5% 3/15/18	RUB	279,905	4,403
12.75% 6/24/28 (Reg. S)		14,340	25,825
South African Republic 5.875% 5/30/22		575	650
Spanish Kingdom:
0.75% 7/30/21	EUR	10,850	12,604
2.75% 10/31/24 (Reg. S)	EUR	13,475	17,630
2.9% 10/31/46(Reg. S) (b)	EUR	5,150	6,968
Sweden Kingdom 3.5% 6/1/22	SEK	109,950	15,657
Switzerland Confederation 4.25% 6/5/17	CHF	18,450	19,664
Turkish Republic:
5.125% 3/25/22		2,045	2,127
5.625% 3/30/21		2,940	3,131
6.25% 9/26/22		4,540	4,983
6.75% 5/30/40		3,045	3,547
6.875% 3/17/36		3,225	3,764
7% 6/5/20		1,510	1,671
7.25% 3/5/38		2,320	2,832
7.375% 2/5/25		3,665	4,333
7.5% 11/7/19		3,435	3,820
8% 2/14/34		1,905	2,461
9.4% 7/8/20	TRY	26,745	9,033
11.875% 1/15/30		3,235	5,383
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,635	1,671
Ukraine Government:
0% 5/31/40 (b)(c)		1,931	618
1.471% 9/29/21		3,100	3,119
7.75% 9/1/19 (b)		1,112	1,098
7.75% 9/1/20 (b)		996	973
7.75% 9/1/21 (b)		952	924
7.75% 9/1/22 (b)		952	919
7.75% 9/1/23 (b)		952	914
7.75% 9/1/24 (b)		952	909
7.75% 9/1/25 (b)		952	904
7.75% 9/1/26 (b)		952	900
7.75% 9/1/27 (b)		952	895
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	15,200	27,245
United Mexican States 6.5% 6/10/21	MXN	99,405	5,282
United Republic of Tanzania 7.2501% 3/9/20 (c)		436	454
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,245	3,171
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		83,803	189
9.25% 9/15/27		6,650	3,621
11.95% 8/5/31 (Reg. S)		4,335	2,601
12.75% 8/23/22		2,425	1,576
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		465	404
4% 3/12/28 (f)		12,319	12,216
4.8% 11/19/24 (b)		525	557
6.75% 1/29/20 (b)		2,230	2,484
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,050,399)			1,128,221
		Shares	Value (000s)

Common Stocks - 5.3%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Chassix Holdings, Inc. (n)		257,525	8,934
Chassix Holdings, Inc. warrants (n)		14,128	146
Delphi Automotive PLC		87,900	6,269
Exide Technologies (n)		3,298	0
Exide Technologies (n)		10,993	0
Lear Corp.		60,400	7,322
Tenneco, Inc. (n)		104,400	6,083
			28,754
Automobiles - 0.0%
General Motors Co.		3,714	118
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		27,059	91
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		604,400	8,582
Red Rock Resorts, Inc.		968,178	21,697
			30,279
Household Durables - 0.4%
CalAtlantic Group, Inc.		142,640	4,770
Harman International Industries, Inc.		97,400	8,225
Lennar Corp. Class A		192,700	8,159
Newell Brands, Inc.		64,563	3,400
Taylor Morrison Home Corp. (n)		271,600	4,780
			29,334
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		30,500	3,560
Media - 0.4%
AMC Networks, Inc. Class A (n)		122,300	6,342
DISH Network Corp. Class A (n)		92,200	5,051
Naspers Ltd. Class N		65,500	11,336
Sinclair Broadcast Group, Inc. Class A		344,600	9,952
			32,681
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (n)		61,400	3,656

TOTAL CONSUMER DISCRETIONARY			128,473

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		45,000	4,005
Ovation Acquisition I LLC (o)		1,267,569	13
			4,018
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		188,460	58

TOTAL CONSUMER STAPLES			4,076

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (n)		96,300	530
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		55,000	1,169
Pacific Exploration and Production Corp. warrants (n)		71,500	2,128
			3,297

TOTAL ENERGY			3,827

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		3,519,861	0
The Blackstone Group LP		156,700	4,001
			4,001
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		182,500	5,648

TOTAL FINANCIALS			9,649

HEALTH CARE - 0.8%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (n)		58,500	7,169
Regeneron Pharmaceuticals, Inc. (n)		17,000	6,834
			14,003
Health Care Equipment & Supplies - 0.1%
Medtronic PLC		78,400	6,774
Health Care Providers & Services - 0.3%
AmSurg Corp. (n)		96,300	6,457
HCA Holdings, Inc. (n)		182,900	13,833
Rotech Healthcare, Inc. (n)		60,966	817
			21,107
Pharmaceuticals - 0.2%
Allergan PLC (n)		52,300	12,045
Patheon NV		188,000	5,570
			17,615

TOTAL HEALTH CARE			59,499

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (n)		725,700	5,863
Delta Air Lines, Inc.		68,600	2,700
			8,563
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		8,614,133	517
Construction & Engineering - 0.1%
AECOM (n)		119,000	3,538
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		101,237	0
			0
Road & Rail - 0.1%
Avis Budget Group, Inc. (n)		124,700	4,266
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		109,700	3,135
HD Supply Holdings, Inc. (n)		250,000	7,995
Penhall Acquisition Co.:
Class A (n)		5,465	425
Class B (n)		1,821	142
United Rentals, Inc. (n)		171,500	13,461
			25,158
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(n)		361,938	1,996

TOTAL INDUSTRIALS			44,038

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.1%
CDW Corp.		202,100	9,242
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (n)		237,100	25,083
Alphabet, Inc. Class A		16,900	13,589
Baidu.com, Inc. sponsored ADR (n)		24,100	4,388
Facebook, Inc. Class A (n)		111,100	14,251
			57,311
IT Services - 0.2%
Global Payments, Inc.		54,400	4,176
MasterCard, Inc. Class A		57,200	5,821
PayPal Holdings, Inc. (n)		123,700	5,068
			15,065
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		51,300	8,850
Cypress Semiconductor Corp.		4,314	52
MagnaChip Semiconductor Corp. (n)		44,695	373
NXP Semiconductors NV (n)		108,105	11,028
Qorvo, Inc. (n)		226,573	12,629
Skyworks Solutions, Inc.		172,300	13,119
			46,051
Software - 0.1%
Electronic Arts, Inc. (n)		60,900	5,201
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		72,200	8,162

TOTAL INFORMATION TECHNOLOGY			141,032

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		36,200	2,920
Metals & Mining - 0.1%
Aleris Corp. (n)(o)		34,504	343
Freeport-McMoRan, Inc.		305,300	3,316
Mirabela Nickel Ltd. (n)		2,233,475	142
			3,801

TOTAL MATERIALS			6,721

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (n)		250,100	11,685
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	285
TOTAL COMMON STOCKS
(Cost $411,138)			409,285

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		75,817	630
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	6,327
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,241)			6,957
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.1%
Chassix, Inc. term loan 12% 7/29/19		3,219	3,251
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,272	4,281
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,595	1,555
			5,836
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		4,693	4,678
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		13,543	13,351
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		342	341
			18,370

TOTAL CONSUMER DISCRETIONARY			27,457

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,505	2,505
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		7,412	3,675
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,666	2,652
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,340	3,505
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		4,680	4,910
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (c)		1,515	1,529
			12,596

TOTAL ENERGY			16,271

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		3,725	3,730
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (p)		7,425	7,440
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		5,240	5,046
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		7,338	7,338
			12,384
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		1,866	634
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)		1,654	1,611
			2,245
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		3,777	3,749
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		484	459
Tranche D 2LN, term loan 4.1673% 3/31/19 (c)		2,421	2,300
			2,759

TOTAL TELECOMMUNICATION SERVICES			6,508

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		22,794	22,953
TOTAL BANK LOAN OBLIGATIONS
(Cost $100,758)			101,493

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.875% 12/14/19 (c)		2,243	2,198
Goldman Sachs 1.875% 12/14/19 (c)		2,372	2,325
Mizuho 1.875% 12/14/19 (c)		1,375	1,348
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,644)			5,871
		Shares	Value (000s)

Fixed-Income Funds - 6.6%
Fidelity Floating Rate Central Fund (q)
(Cost $503,949)		4,920,751	504,918
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(g)		6,245	6,677
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		7,135	7,155
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Total SA:
2.625% (Reg. S) (c)(g)	EUR	1,450	1,599
2.708% (Reg. S) (c)(g)	EUR	4,750	5,336
			6,935
FINANCIALS - 3.1%
Banks - 2.6%
Banco Do Brasil SA 9% (b)(c)(g)		2,470	2,188
Bank of America Corp.:
5.125% (c)(g)		9,825	9,799
5.2% (c)(g)		20,930	20,743
6.25% (c)(g)		6,570	6,871
Barclays Bank PLC 7.625% 11/21/22		7,970	9,066
Citigroup, Inc.:
5.8% (c)(g)		7,985	8,229
5.9% (c)(g)		11,900	12,406
5.95% (c)(g)		21,665	22,664
6.25% (c)(g)		5,610	6,189
6.3% (c)(g)		1,975	2,076
Intesa Sanpaolo SpA 8.375% (c)(g)	EUR	3,350	4,550
JPMorgan Chase & Co.:
5% (c)(g)		11,815	11,797
5.3% (c)(g)		5,770	5,976
6% (c)(g)		19,830	20,895
6.125% (c)(g)		5,415	5,868
6.75% (c)(g)		2,975	3,317
Royal Bank of Scotland Group PLC 8.625% (c)(g)		4,405	4,372
Wells Fargo & Co.:
5.875% (c)(g)		17,295	19,065
5.9% (c)(g)		22,080	23,265
			199,336
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(g)	GBP	2,200	3,492
Goldman Sachs Group, Inc.:
5.375% (c)(g)		10,395	10,665
5.7% (c)(g)		12,429	12,877
			27,034
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(g)		2,515	2,114
8.625% (Reg. S) (g)		320	269
			2,383
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	2,100	2,390
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(g)	EUR	3,225	3,489
Society of Lloyd's 7.421% (c)(g)	GBP	2,600	3,543
			9,422

TOTAL FINANCIALS			238,175

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		17,780	8,330
7.5% (Reg. S) (g)		250	117
			8,447
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		5,975	2,967
TOTAL PREFERRED SECURITIES
(Cost $273,061)			270,356
		Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.43% (r)		251,878,234	251,954
Fidelity Securities Lending Cash Central Fund 0.46% (r)(s)		24	0
TOTAL MONEY MARKET FUNDS
(Cost $251,878)			251,954
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $7,487,020)			7,709,769
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(13,265)
NET ASSETS - 100%			$7,696,504

TBA Sale Commitments
	Principal Amount (000s)(a)	Value (000s)
Fannie Mae
3.5% 10/1/46	$(19,800)	$(20,892)
3.5% 10/1/46	(19,800)	(20,893)
TOTAL TBA SALE COMMITMENTS
(Proceeds $41,676)		$(41,785)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
179 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	39,106	$6
237 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	43,578	(895)
TOTAL FUTURES CONTRACTS			$(889)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2046	$7,600	3-month LIBOR	2.25%	$(211)	$0	$(211)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,686,409,000 or 21.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,364,000.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,289,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Quantity represents share amount.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $963,000 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Ovation Acquisition I LLC	12/23/15	$13
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$832
Fidelity Floating Rate Central Fund	17,571
Fidelity Securities Lending Cash Central Fund	16
Total	$18,419

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$437,280	$46,516	$1,001	$504,918	31.3%
Total	$437,280	$46,516	$1,001	$504,918

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$128,473	$86,269	$33,124	$9,080
Consumer Staples	4,706	4,005	--	701
Energy	3,827	1,699	--	2,128
Financials	9,649	9,649	--	--
Health Care	65,826	65,009	--	817
Industrials	44,038	40,958	--	3,080
Information Technology	141,032	141,032	--	--
Materials	6,721	6,236	--	485
Telecommunication Services	11,685	11,685	--	--
Utilities	285	285	--	--
Corporate Bonds	3,460,266	--	3,459,448	818
U.S. Government and Government Agency Obligations	1,073,585	--	1,073,585	--
U.S. Government Agency - Mortgage Securities	140,797	--	140,797	--
Collateralized Mortgage Obligations	283,038	--	283,038	--
Commercial Mortgage Securities	73,028	--	73,028	--
Foreign Government and Government Agency Obligations	1,128,221	--	1,123,127	5,094
Bank Loan Obligations	101,493	--	95,483	6,010
Sovereign Loan Participations	5,871	--	--	5,871
Fixed-Income Funds	504,918	504,918	--	--
Preferred Securities	270,356	--	270,356	--
Money Market Funds	251,954	251,954	--	--
Total Investments in Securities:	$7,709,769	$1,123,699	$6,551,986	$34,084
Derivative Instruments:
Assets
Futures Contracts	$6	$6	$--	$--
Total Assets	$6	$6	$--	$--
Liabilities
Futures Contracts	$(895)	$(895)	$--	$--
Swaps	(211)	--	(211)	--
Total Liabilities	$(1,106)	$(895)	$(211)	$--
Total Derivative Instruments:	$(1,100)	$(889)	$(211)	$--
Other Financial Instruments:
TBA Sale Commitments	$(41,785)	$--	$(41,785)	$--
Total Other Financial Instruments:	$(41,785)	$--	$(41,785)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $7,456,991. Net unrealized appreciation aggregated $252,778, of which $456,773 related to appreciated investment securities and $203,995 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Bond Fund

September 30, 2016

GLB-QTLY-1116
1.939065.104

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
		Principal Amount(a)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$387,625
Bailiwick of Guernsey - 0.4%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		275,000	280,617
Bailiwick of Jersey - 0.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	299,075
Cayman Islands - 1.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	455,000	604,125
Cyprus - 1.4%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	800,000	894,981
Denmark - 1.6%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	825,000	981,480
France - 0.5%
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	300,000	337,821
Germany - 4.4%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	400,000	483,823
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,207,712
Deutsche Bank AG 5% 6/24/20	EUR	600,000	665,169
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	369,131

TOTAL GERMANY			2,725,835

Ireland - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	156,938
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	250,000	269,674
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		330,000	345,405
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	600,000	667,136

TOTAL IRELAND			1,439,153

Italy - 1.8%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	250,000	291,369
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		440,000	401,724
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	350,000	408,122

TOTAL ITALY			1,101,215

Luxembourg - 3.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	612,325
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		1,200,000	1,234,308
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	250,000	293,124

TOTAL LUXEMBOURG			2,139,757

Mexico - 2.4%
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	114,481
4.75% 1/11/22 (Reg. S)	EUR	100,000	115,593
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	1,050,000	1,240,322

TOTAL MEXICO			1,470,396

Netherlands - 5.8%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		350,000	361,372
Deutsche Annington Finance BV 5% 10/2/23 (b)		250,000	274,719
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	750,000	814,288
Mylan N.V.:
2.5% 6/7/19 (b)		15,000	15,132
3.95% 6/15/26 (b)		29,000	29,235
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,250,000	1,656,782
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		46,000	45,918
2.8% 7/21/23		33,000	33,096
3.15% 10/1/26		39,000	39,206
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	182,812
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	100,000	114,250

TOTAL NETHERLANDS			3,566,810

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	48,978
Turkey - 0.5%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	311,490
United Kingdom - 10.1%
Anglo American Capital PLC:
2.5% 9/18/18	EUR	550,000	631,898
4.375% 12/2/16	EUR	350,000	395,286
Aviva PLC 6.625% 6/3/41 (c)	GBP	277,000	399,197
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	330,000	503,766
Imperial Tobacco Finance PLC 3.75% 7/21/22 (b)		600,000	636,724
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	100,000	136,922
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	130,000	151,944
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	750,000	851,344
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	645,000	786,273
Tesco PLC:
5% 3/24/23	GBP	100,000	141,873
6.125% 2/24/22	GBP	350,000	519,227
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	485,000	647,012
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	432,438

TOTAL UNITED KINGDOM			6,233,904

United States of America - 8.4%
Air Lease Corp.:
2.125% 1/15/18		32,000	32,160
3.75% 2/1/22		63,000	66,034
4.25% 9/15/24		52,000	54,659
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,237
Bank of America Corp.:
5.7% 1/24/22		75,000	87,239
5.875% 1/5/21		25,000	28,673
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	186,998
4.1% 10/1/24		62,000	63,661
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,962
CBRE Group, Inc. 4.875% 3/1/26		140,000	146,028
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	114,969
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	160,423
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		54,000	55,971
4.5% 6/1/25		17,000	18,475
5.8% 6/1/45		21,000	24,977
Corporate Office Properties LP 5% 7/1/25		29,000	31,201
DCP Midstream LLC 4.75% 9/30/21 (b)		153,000	154,530
DDR Corp. 3.625% 2/1/25		29,000	29,336
Digital Realty Trust LP 3.95% 7/1/22		40,000	42,399
Discover Financial Services 3.85% 11/21/22		213,000	220,982
Dominion Resources, Inc. 3.1377% 9/30/66 (c)		26,000	20,540
El Paso Corp. 6.5% 9/15/20		150,000	167,802
Entergy Corp. 4% 7/15/22		60,000	65,092
ERP Operating LP 4.625% 12/15/21		213,000	239,148
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,564
FirstEnergy Corp. 7.375% 11/15/31		340,000	442,071
General Motors Co. 3.5% 10/2/18		30,000	30,842
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,159
3.25% 5/15/18		20,000	20,353
3.5% 7/10/19		51,000	52,536
4.25% 5/15/23		15,000	15,586
4.375% 9/25/21		106,000	113,222
Halliburton Co.:
4.85% 11/15/35		27,000	29,035
5% 11/15/45		37,000	40,484
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (c)		133,000	145,303
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	99,425
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,352
4.35% 8/15/21		28,000	30,747
4.625% 5/10/21		28,000	31,010
4.95% 3/25/20		23,000	25,318
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	133,105
Lazard Group LLC:
4.25% 11/14/20		44,000	47,179
6.85% 6/15/17		2,000	2,064
Liberty Property LP:
3.375% 6/15/23		233,000	240,166
4.75% 10/1/20		67,000	72,839
Lucent Technologies, Inc. 6.5% 1/15/28		300,000	327,000
Morgan Stanley 4.875% 11/1/22		50,000	55,153
MPLX LP 4% 2/15/25		9,000	8,874
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		78,000	80,290
4.5% 1/15/25		20,000	20,357
5.25% 1/15/26		72,000	76,809
Puget Energy, Inc.:
5.625% 7/15/22		160,000	184,144
6% 9/1/21		15,000	17,338
6.5% 12/15/20		23,000	26,696
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	14,134
Synchrony Financial:
1.875% 8/15/17		15,000	15,030
3% 8/15/19		22,000	22,522
3.75% 8/15/21		33,000	34,713
Tanger Properties LP 3.75% 12/1/24		42,000	44,159
The AES Corp. 4.875% 5/15/23		200,000	203,000
The Williams Companies, Inc. 4.55% 6/24/24		32,000	32,626
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)		18,000	18,546
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	39,578
5.875% 11/15/40		22,000	24,481
6.55% 5/1/37		32,000	38,011
7.3% 7/1/38		59,000	75,637
Ventas Realty LP 4.125% 1/15/26		19,000	20,447
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	44,418
Western Gas Partners LP 5.375% 6/1/21		34,000	37,021
WP Carey, Inc. 4% 2/1/25		72,000	71,950

TOTAL UNITED STATES OF AMERICA			5,224,790

TOTAL NONCONVERTIBLE BONDS
(Cost $28,107,162)			28,048,052

U.S. Government Agency - Mortgage Securities - 6.0%
Fannie Mae - 3.0%
2.5% 10/1/29 to 8/1/31		180,467	187,120
3% 8/1/31 to 7/1/43		525,162	549,213
3.5% 11/1/26 to 4/1/43		234,957	248,546
4% 8/1/42		471,412	508,946
5% 11/1/33 to 6/1/39		234,282	264,038
5.5% 5/1/37		89,815	101,112

TOTAL FANNIE MAE			1,858,975

Freddie Mac - 1.6%
2.5% 7/1/31		91,145	94,565
3% 10/1/46 (e)		100,000	103,913
3.5% 4/1/43 to 12/1/45		435,327	466,179
4% 2/1/41 to 4/1/43		159,669	173,329
4.5% 3/1/41 to 4/1/41		134,812	148,335

TOTAL FREDDIE MAC			986,321

Ginnie Mae - 1.4%
3% 1/20/43		90,819	95,580
3% 10/1/46 (e)		90,000	94,282
3% 11/1/46 (e)		30,000	31,365
3% 11/1/46 (e)		25,000	26,138
3.5% 12/20/41 to 8/20/43		287,155	306,049
4% 12/15/40 to 11/20/41		138,299	150,529
4.5% 5/20/41		124,197	136,252

TOTAL GINNIE MAE			840,195

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,605,786)			3,685,491

Asset-Backed Securities - 0.2%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (b)
(Cost $122,052)		$122,203	$122,119

Commercial Mortgage Securities - 3.4%
United States of America - 3.4%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		274,380	276,967
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		291,144	292,527
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	502,864
Series 2007-C32 Class A3, 5.8888% 6/15/49 (c)		225,000	228,644
Series 2007-C33 Class A4, 6.1562% 2/15/51 (c)		767,520	777,046
TOTAL UNITED STATES OF AMERICA
(Cost $2,299,780)			2,078,048

U.S. Government and Government Agency Obligations - 3.9%
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds:
3% 11/15/44(f)		$990,000	$1,132,428
4.75% 2/15/37		120,000	174,464
U.S. Treasury Notes:
1.25% 3/31/21		65,000	65,340
1.375% 9/30/23		862,000	859,003
1.625% 2/15/26		179,000	179,441
			2,410,676
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,295,202)			2,410,676

Foreign Government and Government Agency Obligations - 32.1%
Australia - 1.8%
Australian Commonwealth:
2.75% 4/21/24	AUD	$757,000	$616,773
2.75% 6/21/35 (Reg. S)	AUD	60,000	47,837
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,570
4.25% 4/21/26	AUD	129,000	118,786
5.5% 4/21/23	AUD	52,000	48,971
5.75% 5/15/21	AUD	108,000	97,862
5.75% 7/15/22	AUD	195,000	182,497

TOTAL AUSTRALIA			1,117,296

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (b)	EUR	14,000	22,057
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	139,283
2.75% 12/1/48 (f)	CAD	70,000	67,982
4% 6/1/41 (g)	CAD	118,000	132,165
5% 6/1/37	CAD	104,000	125,974
5.75% 6/1/29	CAD	31,000	35,973
Ontario Province 4.65% 6/2/41	CAD	110,000	113,874

TOTAL CANADA			615,251

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,710
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	83,306
4.2% 12/4/36	CZK	270,000	17,938
5.7% 5/25/24	CZK	900,000	53,521

TOTAL CZECH REPUBLIC			154,765

Denmark - 0.5%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	238,960
1.75% 11/15/25	DKK	293,000	51,263
4.5% 11/15/39	DKK	66,000	18,715

TOTAL DENMARK			308,938

France - 2.0%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	219,946
2.5% 5/25/30	EUR	706,000	1,014,289

TOTAL FRANCE			1,234,235

Germany - 0.5%
German Federal Republic:
2.5% 8/15/46	EUR	50,000	88,343
4% 1/4/37	EUR	121,000	236,595

TOTAL GERMANY			324,938

Indonesia - 0.6%
Indonesian Republic:
2.625% 6/14/23	EUR	100,000	117,896
2.875% 7/8/21(Reg. S)	EUR	200,000	239,858

TOTAL INDONESIA			357,754

Ireland - 1.9%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	67,573
2.4% 5/15/30 (Reg. S)	EUR	248,000	341,519
4.5% 4/18/20	EUR	34,000	44,893
5.4% 3/13/25	EUR	438,000	704,408

TOTAL IRELAND			1,158,393

Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	61,775
4.25% 3/31/23	ILS	62,000	19,640
5% 1/31/20	ILS	89,000	27,268
5.5% 1/31/22	ILS	296,000	97,599
5.5% 1/31/42	ILS	28,000	11,032
6% 2/28/19	ILS	434,000	131,599

TOTAL ISRAEL			348,913

Italy - 4.1%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	11,677
2.15% 12/15/21	EUR	323,000	396,304
2.7% 3/1/47 (b)	EUR	12,000	14,857
3.5% 6/1/18	EUR	592,000	704,599
3.5% 12/1/18	EUR	319,000	386,015
4.5% 5/1/23	EUR	93,000	130,569
Italian Republic:
4% 2/1/37	EUR	30,000	45,681
4.5% 3/1/26	EUR	96,000	140,086
5% 8/1/34	EUR	204,000	342,359
5% 9/1/40	EUR	23,000	40,052
6% 5/1/31	EUR	20,000	35,521
6.5% 11/1/27	EUR	154,000	265,257

TOTAL ITALY			2,512,977

Japan - 4.8%
Japan Government:
0.1% 3/20/26	JPY	26,600,000	267,577
0.4% 3/20/36	JPY	52,450,000	522,793
1% 12/20/35	JPY	129,250,000	1,433,776
1.2% 12/20/34	JPY	10,600,000	121,657
1.2% 3/20/35	JPY	1,250,000	14,345
1.2% 9/20/35	JPY	6,900,000	79,172
1.4% 9/20/34	JPY	22,100,000	261,242
1.5% 6/20/34	JPY	15,700,000	188,121
1.9% 12/20/28	JPY	9,250,000	112,381

TOTAL JAPAN			3,001,064

Korea (South) - 2.3%
Korean Republic:
2% 3/10/20	KRW	25,300,000	23,517
2% 9/10/20	KRW	45,070,000	42,036
2.25% 6/10/25	KRW	204,050,000	197,962
2.75% 3/10/18	KRW	574,680,000	532,371
3% 9/10/24	KRW	147,850,000	150,557
3% 12/10/42	KRW	109,490,000	133,120
3.125% 3/10/19	KRW	115,360,000	109,373
3.5% 3/10/24	KRW	215,510,000	225,286
5.25% 3/10/27	KRW	18,600,000	23,166

TOTAL KOREA (SOUTH)			1,437,388

Malaysia - 1.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	100,802
3.8% 8/17/23	MYR	2,423,000	597,972
3.814% 2/15/17	MYR	195,000	47,374
3.889% 7/31/20	MYR	417,000	103,167
3.892% 3/15/27	MYR	46,000	11,216
4.935% 9/30/43	MYR	9,000	2,303

TOTAL MALAYSIA			862,834

Mexico - 0.9%
United Mexican States:
4.75% 6/14/18	MXN	3,927,000	200,710
6.5% 6/10/21	MXN	1,100,000	58,447
7.5% 6/3/27	MXN	1,820,000	103,832
8.5% 5/31/29	MXN	2,578,000	158,881
8.5% 11/18/38	MXN	230,000	14,617
10% 11/20/36	MXN	90,000	6,470

TOTAL MEXICO			542,957

New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	21,958
5.5% 4/15/23	NZD	46,000	40,524
6% 12/15/17	NZD	107,000	81,681

TOTAL NEW ZEALAND			144,163

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	57,678
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	15,228
3% 3/14/24	NOK	159,000	22,623

TOTAL NORWAY			95,529

Poland - 1.0%
Polish Government:
1.5% 4/25/20	PLN	365,000	93,534
1.75% 7/25/21	PLN	839,000	213,749
3.25% 7/25/25	PLN	212,000	57,187
4% 10/25/23	PLN	275,000	78,043
5.5% 10/25/19	PLN	362,000	104,617
5.75% 10/25/21	PLN	53,000	16,079
5.75% 9/23/22	PLN	239,000	73,939
5.75% 4/25/29	PLN	31,000	10,252

TOTAL POLAND			647,400

Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	43,214
7% 8/16/23	RUB	4,135,000	61,964
7.05% 1/19/28	RUB	681,000	10,070
7.5% 2/27/19	RUB	5,115,000	79,867
7.6% 7/20/22	RUB	2,400,000	37,146
8.5% 9/17/31	RUB	2,750,000	45,107

TOTAL RUSSIA			277,368

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,937
3.25% 9/1/20	SGD	163,000	128,887
3.375% 9/1/33	SGD	26,000	22,517

TOTAL SINGAPORE			161,341

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	31,487
South Africa - 1.1%
South African Republic:
7.25% 1/15/20	ZAR	675,000	48,279
7.75% 2/28/23	ZAR	2,900,000	205,097
8% 12/21/18	ZAR	467,000	34,228
8% 1/31/30	ZAR	2,805,000	188,065
8.5% 1/31/37	ZAR	1,800,000	121,287
8.75% 1/31/44	ZAR	307,000	20,929
10.5% 12/21/26	ZAR	856,000	69,958

TOTAL SOUTH AFRICA			687,843

Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	40,000	48,915
2.15% 10/31/25(Reg. S) (b)	EUR	110,000	137,829
3.75% 10/31/18	EUR	474,000	576,392
4.4% 10/31/23 (b)	EUR	334,000	479,008
5.15% 10/31/44	EUR	83,000	158,075
5.75% 7/30/32	EUR	13,000	23,776

TOTAL SPAIN			1,423,995

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	25,829
2.5% 5/12/25	SEK	705,000	100,359
3.5% 3/30/39	SEK	35,000	6,128
5% 12/1/20	SEK	680,000	97,805

TOTAL SWEDEN			230,121

Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	325,845
Thailand - 0.5%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	78,189
3.625% 6/16/23	THB	5,574,000	177,631
4.675% 6/29/44	THB	530,000	21,240
4.875% 6/22/29	THB	540,000	19,902

TOTAL THAILAND			296,962

United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	600,000	1,080,398
4.25% 6/7/32	GBP	235,000	438,243

TOTAL UNITED KINGDOM			1,518,641

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,707,514)			19,856,165

Municipal Securities - 0.2%
United States of America - 0.2%
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		18,333	18,740
4.95% 6/1/23		55,000	57,931
Series 2011:
5.665% 3/1/18		10,000	10,488
5.877% 3/1/19		50,000	54,090
TOTAL UNITED STATES OF AMERICA
(Cost $139,814)			141,249

Preferred Securities - 6.1%
France - 2.3%
Credit Agricole SA:
6.625% (Reg. S) (c)(h)		$825,000	$790,416
8.125% 9/19/33 (Reg. S) (c)		550,000	594,794

TOTAL FRANCE			1,385,210

Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(h)	EUR	315,000	328,441
Italy - 0.5%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(h)	EUR	280,000	295,399
Netherlands - 0.5%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(h)	EUR	300,000	325,799
United Kingdom - 2.3%
Barclays Bank PLC 7.625% 11/21/22		833,000	947,572
Barclays PLC 7.875% (Reg. S) (c)(h)		500,000	495,651

TOTAL UNITED KINGDOM			1,443,223

TOTAL PREFERRED SECURITIES
(Cost $3,774,675)			3,778,072
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $159,193)		1,502	166,607

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.43% (j)
(Cost $1,015,142)		1,014,950	1,015,255
TOTAL INVESTMENT PORTFOLIO - 99,1%
(Cost $61,226,320)			61,301,734
NET OTHER ASSETS (LIABILITIES) - 0.9%			578,259
NET ASSETS - 100%			$61,879,993

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 10/1/46	$(100,000)	$(107,384)
Ginnie Mae
3% 10/1/46	(30,000)	(31,428)
3% 10/1/46	(25,000)	(26,189)

TOTAL GINNIE MAE		(57,617)

TOTAL TBA SALE COMMITMENTS
(Proceeds $164,923)		$(165,001)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2016	431,771	$7,078
4 Eurex Euro-Oat Contracts (Germany)	Dec. 2016	719,483	3,521
1 ICE Long Gilt Contracts (United Kingdom)	Dec. 2016	168,824	(1,751)
6 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2016	671,916	1,504
TOTAL BOND INDEX CONTRACTS			10,352
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	786,750	1,159
24 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	5,243,250	(952)
21 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	2,551,828	(486)
4 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	672,625	(11,352)
6 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	864,938	(1,372)
5 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	919,375	(18,875)
TOTAL TREASURY CONTRACTS			(31,878)

TOTAL PURCHASED			(21,526)

Sold
Bond Index Contracts
13 Eurex Euro-Bobl Contracts (Germany)	Dec. 2016	1,928,983	(5,733)
10 Eurex Euro-Bund Contracts (Germany)	Dec. 2016	1,861,391	(13,595)
14 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2016	2,105,673	790
TOTAL BOND INDEX CONTRACTS			(18,538)
TOTAL FUTURES CONTRACTS			$(40,064)

The face value of futures purchased as a percentage of Net Assets is 21.2%

The face value of futures sold as a percentage of Net Assets is 9.5%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
10/3/16	TRY	JPMorgan Chase Bank, N.A.	Sell	1,120,705	$373,656	$212
10/4/16	JPY	JPMorgan Chase Bank, N.A.	Buy	7,683,591	75,881	(109)
10/4/16	MXN	JPMorgan Chase Bank, N.A.	Buy	1,116,994	57,744	(137)
10/4/16	PLN	JPMorgan Chase Bank, N.A.	Buy	805,365	210,530	83
10/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	1,566,550	113,736	401
11/18/16	AUD	Citibank, N.A.	Buy	316,000	241,506	90
11/18/16	AUD	Citibank, N.A.	Sell	79,000	60,583	184
11/18/16	AUD	Goldman Sachs Bank USA	Buy	86,000	64,282	1,468
11/18/16	AUD	Goldman Sachs Bank USA	Sell	82,000	62,888	195
11/18/16	AUD	Goldman Sachs Bank USA	Sell	130,000	97,511	(1,880)
11/18/16	CAD	Citibank, N.A.	Buy	1,524,000	1,182,997	(20,973)
11/18/16	CAD	Credit Suisse Intl.	Sell	42,000	32,668	644
11/18/16	CAD	Credit Suisse Intl.	Sell	101,000	78,639	1,628
11/18/16	CHF	Citibank, N.A.	Sell	617,000	644,423	7,612
11/18/16	CHF	JPMorgan Chase Bank, N.A.	Buy	34,000	35,049	42
11/18/16	CZK	JPMorgan Chase Bank, N.A.	Buy	3,113,000	130,237	(588)
11/18/16	DKK	Goldman Sachs Bank USA	Sell	344,000	51,639	(378)
11/18/16	DKK	JPMorgan Chase Bank, N.A.	Buy	333,000	50,609	(256)
11/18/16	EUR	Citibank, N.A.	Buy	31,000	35,172	(276)
11/18/16	EUR	Citibank, N.A.	Buy	41,000	46,114	40
11/18/16	EUR	Citibank, N.A.	Sell	39,000	43,615	(288)
11/18/16	EUR	Citibank, N.A.	Sell	169,000	190,056	(188)
11/18/16	EUR	Citibank, N.A.	Sell	211,000	237,335	(188)
11/18/16	EUR	Credit Suisse Intl.	Buy	38,000	42,530	247
11/18/16	EUR	Credit Suisse Intl.	Buy	79,000	89,448	(517)
11/18/16	EUR	Credit Suisse Intl.	Sell	698,000	787,414	1,672
11/18/16	EUR	Goldman Sachs Bank USA	Sell	81,000	91,724	541
11/18/16	EUR	Goldman Sachs Bank USA	Sell	369,000	417,272	1,887
11/18/16	EUR	Goldman Sachs Bank USA	Sell	3,229,000	3,651,415	16,513
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	28,000	31,323	197
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	31,000	34,758	139
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	43,000	48,450	(45)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	57,000	64,246	(80)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	80,000	90,144	(87)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Buy	114,000	128,995	(664)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	42,000	47,374	95
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	101,000	114,042	346
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	157,000	176,965	229
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	183,000	206,004	0
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	238,000	266,772	(1,146)
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	898,000	1,020,672	9,789
11/18/16	GBP	Citibank, N.A.	Sell	57,000	75,970	2,025
11/18/16	GBP	Credit Suisse Intl.	Sell	122,000	164,001	5,732
11/18/16	GBP	Goldman Sachs Bank USA	Sell	42,000	55,116	630
11/18/16	GBP	Goldman Sachs Bank USA	Sell	43,000	56,207	423
11/18/16	GBP	Goldman Sachs Bank USA	Sell	66,000	86,071	450
11/18/16	GBP	Goldman Sachs Bank USA	Sell	1,624,000	2,122,779	15,984
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	27,000	35,617	(590)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	41,000	53,334	(145)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	59,000	79,340	(2,800)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	97,000	126,475	(638)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	106,000	140,069	(2,557)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	73,000	96,427	1,725
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	132,000	176,907	5,665
11/18/16	HKD	JPMorgan Chase Bank, N.A.	Buy	145,000	18,717	(14)
11/18/16	ILS	JPMorgan Chase Bank, N.A.	Buy	45,000	11,917	105
11/18/16	ILS	JPMorgan Chase Bank, N.A.	Buy	150,000	40,070	6
11/18/16	JPY	Citibank, N.A.	Buy	4,250,000	41,137	853
11/18/16	JPY	Citibank, N.A.	Buy	286,450,000	2,852,042	(21,915)
11/18/16	JPY	Credit Suisse Intl.	Buy	3,200,000	32,036	(420)
11/18/16	JPY	Credit Suisse Intl.	Sell	29,450,000	289,500	(1,466)
11/18/16	JPY	Goldman Sachs Bank USA	Sell	14,250,000	141,816	1,026
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	300,000	2,987	(23)
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Buy	58,750,000	579,706	744
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	14,300,000	141,477	193
11/18/16	KRW	Credit Suisse Intl.	Sell	129,300,000	115,591	(1,828)
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	50,300,000	45,905	226
11/18/16	KRW	JPMorgan Chase Bank, N.A.	Sell	383,700,000	350,225	1,781
11/18/16	MXN	Citibank, N.A.	Buy	8,082,000	442,164	(27,540)
11/18/16	MXN	Citibank, N.A.	Sell	1,027,000	55,783	3,095
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,175,000	60,567	(287)
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,187,000	59,686	1,210
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,198,000	63,288	(1,828)
11/18/16	MXN	Goldman Sachs Bank USA	Buy	1,223,000	64,483	(1,740)
11/18/16	MXN	Goldman Sachs Bank USA	Sell	1,227,000	66,385	3,437
11/18/16	MXN	JPMorgan Chase Bank, N.A.	Buy	651,000	32,646	752
11/18/16	MXN	JPMorgan Chase Bank, N.A.	Sell	1,117,000	57,451	146
11/18/16	MYR	BNP Paribas	Sell	2,486,000	608,791	9,126
11/18/16	MYR	JPMorgan Chase Bank, N.A.	Buy	112,000	28,156	(1,140)
11/18/16	NOK	Citibank, N.A.	Buy	148,000	18,009	506
11/18/16	NZD	Citibank, N.A.	Sell	424,000	306,342	(1,819)
11/18/16	NZD	Goldman Sachs Bank USA	Buy	87,000	63,034	197
11/18/16	NZD	Goldman Sachs Bank USA	Sell	89,000	66,119	1,434
11/18/16	PLN	Barclays Bank PLC	Buy	252,000	EUR 57,474	1,135
11/18/16	PLN	Citibank, N.A.	Buy	1,443,000	378,968	(1,991)
11/18/16	PLN	Citibank, N.A.	Sell	165,000	42,712	(393)
11/18/16	PLN	JPMorgan Chase Bank, N.A.	Sell	396,000	103,409	(44)
11/18/16	RUB	JPMorgan Chase Bank, N.A.	Buy	1,129,000	17,345	433
11/18/16	RUB	JPMorgan Chase Bank, N.A.	Sell	712,000	11,139	(73)
11/18/16	SEK	Credit Suisse Intl.	Sell	597,000	70,685	935
11/18/16	SEK	Goldman Sachs Bank USA	Buy	552,000	CHF 62,998	(529)
11/18/16	SEK	JPMorgan Chase Bank, N.A.	Buy	10,432,000	1,244,391	(25,589)
11/18/16	SEK	JPMorgan Chase Bank, N.A.	Sell	301,000	36,017	851
11/18/16	SGD	Citibank, N.A.	Sell	85,000	62,312	(35)
11/18/16	SGD	JPMorgan Chase Bank, N.A.	Sell	228,000	169,800	2,563
11/18/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,523,000	43,986	98
11/18/16	TRY	Citibank, N.A.	Sell	102,000	34,379	708
11/18/16	TRY	JPMorgan Chase Bank, N.A.	Buy	298,000	99,586	(1,213)
11/18/16	TRY	JPMorgan Chase Bank, N.A.	Sell	196,000	64,740	38
11/18/16	ZAR	Citibank, N.A.	Sell	587,000	41,387	(1,011)
11/18/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	190,000	13,931	(208)
11/18/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	580,000	41,753	(140)
						$(17,290)

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,500,000	$(8,473)	$0	$(8,473)
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	42,163	(48,864)	(6,701)
BBVA, SA		Dec. 2021	BNP Paribas, SA	(1%)	EUR 600,000	45,996	(46,491)	(495)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 1,100,000	(25,791)	(3,547)	(29,338)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas, SA	(1%)	EUR 250,000	(4,411)	259	(4,152)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 250,000	10,241	(10,930)	(689)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	36,915	(53,834)	(16,919)
TOTAL BUY PROTECTION						96,640	(163,407)	(66,767)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,500,000	2,949	0	2,949
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 550,000	(3,961)	3,757	(204)
Deutsche Bank AG	BBB	Dec. 2017	Barclays Bank PLC	1%	EUR 300,000	(18,100)	18,085	(15)
TOTAL SELL PROTECTION						(19,112)	21,842	2,730

TOTAL CREDIT DEFAULT SWAPS						$77,528	$(141,565)	$(64,037)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,636,012 or 4.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $184,049.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $75,043.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,409
Fidelity Mortgage Backed Securities Central Fund	2,984
Total	$10,393

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$160,259	$2,985	$--	$166,607	0.0%
Total	$160,259	$2,985	$--	$166,607

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$28,048,052	$--	$28,048,052	$--
U.S. Government Agency - Mortgage Securities	3,685,491	--	3,685,491	--
Asset-Backed Securities	122,119	--	122,119	--
Commercial Mortgage Securities	2,078,048	--	2,078,048	--
U.S. Government and Government Agency Obligations	2,410,676	--	2,410,676	--
Foreign Government and Government Agency Obligations	19,856,165	--	19,856,165	--
Municipal Securities	141,249	--	141,249	--
Preferred Securities	3,778,072	--	3,778,072	--
Fixed-Income Funds	166,607	166,607	--	--
Money Market Funds	1,015,255	1,015,255	--	--
Total Investments in Securities:	$61,301,734	$1,181,862	$60,119,872	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$108,486	$--	$108,486	$--
Futures Contracts	14,052	14,052	--	--
Swaps	138,264	--	138,264	--
Total Assets	$260,802	$14,052	$246,750	$--
Liabilities
Foreign Currency Contracts	$(125,776)	$--	$(125,776)	$--
Futures Contracts	(54,116)	(54,116)	--	--
Swaps	(60,736)	--	(60,736)	--
Total Liabilities	$(240,628)	$(54,116)	$(186,512)	$--
Total Derivative Instruments:	$20,174	$(40,064)	$60,238	$--
Other Financial Instruments:
TBA Sale Commitments	$(165,001)	$--	$(165,001)	$--
Total Other Financial Instruments:	$(165,001)	$--	$(165,001)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $61,280,466. Net unrealized appreciation aggregated $21,268, of which $1,948,581 related to appreciated investment securities and $1,927,313 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2016

AMAI-QTLY-1116
1.9865900.101

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.5%
	Principal Amount	Value
Convertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 3.2%
Media - 3.2%
DISH Network Corp. 3.375% 8/15/26 (a)	$775,000	$848,625
Liberty Media Corp. 3.5% 1/15/31	900,000	471,389
		1,320,014
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	500,000	397,188
INFORMATION TECHNOLOGY - 2.2%
Internet Software & Services - 2.2%
Twitter, Inc. 1% 9/15/21	992,000	939,300

TOTAL CONVERTIBLE BONDS		2,656,502

Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 1.9%
Landry's Holdings II, Inc. 10.25% 1/1/18 (a)	770,000	786,324
Household Durables - 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	270,000	278,775
Media - 3.3%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	14,769
Altice SA 7.75% 5/15/22 (a)	260,000	277,550
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	330,000	271,425
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	5,000	5,520
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	790,000	797,900
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,939
		1,373,103
Multiline Retail - 1.5%
JC Penney Corp., Inc.:
5.875% 7/1/23 (a)	295,000	307,169
8.125% 10/1/19	305,000	332,450
		639,619
TOTAL CONSUMER DISCRETIONARY		3,077,821
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	31,763
Food & Staples Retailing - 1.9%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	915,000	823,500
Tobacco - 1.9%
Vector Group Ltd. 7.75% 2/15/21	745,000	785,752
TOTAL CONSUMER STAPLES		1,641,015
ENERGY - 3.2%
Energy Equipment & Services - 1.5%
Weatherford International Ltd. 4.5% 4/15/22	755,000	637,975
Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	27,525
DCP Midstream LLC 5.35% 3/15/20 (a)	25,000	25,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	15,458
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,070
5.5% 6/27/44	5,000	4,335
5.625% 1/23/46	340,000	296,582
6.75% 9/21/47 (a)	9,000	9,000
Southwestern Energy Co. 4.1% 3/15/22	340,000	308,550
The Williams Companies, Inc. 5.75% 6/24/44	20,000	20,600
		717,745
TOTAL ENERGY		1,355,720
FINANCIALS - 6.2%
Banks - 3.1%
Corestates Capital III 1.387% 2/15/27 (a)(b)	365,000	317,550
JPMorgan Chase Capital XIII 1.7877% 9/30/34 (b)	520,000	426,187
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,281
SunTrust Capital III 1.5003% 3/15/28 (b)	617,000	517,873
		1,292,891
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	32,794
Lazard Group LLC 4.25% 11/14/20	10,000	10,723
Morgan Stanley 5% 11/24/25	30,000	33,490
		77,007
Diversified Financial Services - 1.7%
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	900,000	720,000
Thrifts & Mortgage Finance - 1.2%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	450,000	490,500
TOTAL FINANCIALS		2,580,398
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 6.5% 2/15/20	10,000	11,075
Pharmaceuticals - 1.2%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	565,000	486,606
TOTAL HEALTH CARE		497,681
INDUSTRIALS - 3.4%
Airlines - 0.6%
Air Canada 7.75% 4/15/21 (a)	250,000	270,000
Commercial Services & Supplies - 2.8%
ADT Corp. 6.25% 10/15/21	485,000	527,438
APX Group, Inc.:
6.375% 12/1/19	610,000	621,438
7.875% 12/1/22	5,000	5,238
7.875% 12/1/22 (a)	5,000	5,238
		1,159,352
TOTAL INDUSTRIALS		1,429,352
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 2.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (a)	765,000	841,384
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	31,130
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	17,100
		48,230
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,743
TOTAL REAL ESTATE		69,973
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Neptune Finco Corp. 10.125% 1/15/23 (a)	280,000	322,700
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	26,813
		349,513
UTILITIES - 0.9%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	39,006
Independent Power and Renewable Electricity Producers - 0.8%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	30,600
Dynegy, Inc. 7.625% 11/1/24	305,000	299,510
		330,110
TOTAL UTILITIES		369,116

TOTAL NONCONVERTIBLE BONDS		12,211,973

TOTAL CORPORATE BONDS
(Cost $14,447,022)		14,868,475

U.S. Government and Government Agency Obligations - 10.7%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,000	21,215
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$30,000	$31,502
0.625% 1/15/26	60,000	64,033

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		116,750

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds:
2.25% 8/15/46	20,000	19,701
3% 11/15/45	623,000	713,091
U.S. Treasury Notes:
0.875% 11/30/17	370,000	370,737
1.125% 1/15/19	45,000	45,299
1.125% 8/31/21	1,100,000	1,098,968
1.625% 5/31/23	1,249,000	1,267,345
1.625% 2/15/26	569,000	570,400
1.75% 12/31/20	254,000	260,787

TOTAL U.S. TREASURY OBLIGATIONS		4,346,328

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,446,088)		4,463,078

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,916)	15,000	14,460

Foreign Government and Government Agency Obligations - 2.8%
Argentine Republic:	$	$
6.25% 4/22/19 (a)	500,000	530,250
7% 4/17/17	640,000	653,956
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,161,844)		1,184,206
	Shares	Value

Common Stocks - 19.4%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.2%
General Motors Co.	1,741	55,312
Multiline Retail - 0.8%
Target Corp.	4,989	342,645
Specialty Retail - 0.1%
Stage Stores, Inc.	6,322	35,466

TOTAL CONSUMER DISCRETIONARY		433,423

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	2,000	305,020
CVS Health Corp.	629	55,975
		360,995
Food Products - 2.0%
B&G Foods, Inc. Class A	16,739	823,224
Household Products - 0.1%
Procter & Gamble Co.	692	62,107

TOTAL CONSUMER STAPLES		1,246,326

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	3,661	31,119
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	1,431	62,206
Suncor Energy, Inc.	1,956	54,299
The Williams Companies, Inc.	7,864	241,661
		358,166

TOTAL ENERGY		389,285

FINANCIALS - 4.3%
Banks - 2.6%
KeyCorp	33,432	406,867
Regions Financial Corp.	64,468	636,299
Wells Fargo & Co.	1,158	51,276
		1,094,442
Capital Markets - 0.3%
Ares Capital Corp.	3,552	55,056
State Street Corp.	856	59,603
		114,659
Insurance - 1.4%
Chubb Ltd.	4,693	589,675

TOTAL FINANCIALS		1,798,776

HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc.	930	58,655
Pharmaceuticals - 0.9%
GlaxoSmithKline PLC	2,600	55,376
GlaxoSmithKline PLC sponsored ADR	6,000	258,780
Johnson & Johnson	505	59,656
		373,812

TOTAL HEALTH CARE		432,467

INDUSTRIALS - 2.0%
Air Freight & Logistics - 0.2%
PostNL NV (c)	10,500	47,664
United Parcel Service, Inc. Class B	505	55,227
		102,891
Machinery - 1.8%
Caterpillar, Inc.	8,300	736,791

TOTAL INDUSTRIALS		839,682

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,954	61,981
Internet Software & Services - 1.6%
Twitter, Inc. (c)	28,850	664,993
IT Services - 0.3%
First Data Corp. Class A (c)	4,723	62,155
Paychex, Inc.	1,040	60,185
		122,340
Semiconductors & Semiconductor Equipment - 1.2%
Qualcomm, Inc.	7,500	513,750
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	12,385	1,400,124

TOTAL INFORMATION TECHNOLOGY		2,763,188

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Sabra Health Care REIT, Inc.	2,115	53,256
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,076	55,930
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	1,574	52,398
Southern Co.	1,073	55,045
		107,443
TOTAL COMMON STOCKS
(Cost $7,388,509)		8,119,776

Preferred Stocks - 4.6%
Convertible Preferred Stocks - 4.2%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Southwestern Energy Co. Series B 6.25%	5,850	184,685
FINANCIALS - 0.9%
Banks - 0.9%
Wells Fargo & Co. 7.50%	300	392,580
HEALTH CARE - 2.1%
Health Care Providers & Services - 1.4%
Anthem, Inc. 5.25%	13,700	595,539
Pharmaceuticals - 0.7%
Allergan PLC 5.50%	340	279,354
TOTAL HEALTH CARE		874,893
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS (c)	5,500	315,219

TOTAL CONVERTIBLE PREFERRED STOCKS		1,767,377

Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
GMAC Capital Trust I Series 2, 8.125%	6,460	164,149
TOTAL PREFERRED STOCKS
(Cost $1,866,397)		1,931,526
	Principal Amount	Value

Bank Loan Obligations - 7.2%
CONSUMER DISCRETIONARY - 4.4%
Diversified Consumer Services - 2.2%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	577,042	574,012
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (b)	334,648	332,557
		906,569
Hotels, Restaurants & Leisure - 0.4%
Landry's Acquisition Co. Tranche B 1LN, term loan 4% 10/4/23(b)	170,000	170,779
Multiline Retail - 0.9%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	397,500	398,776
Specialty Retail - 0.9%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	370,000	370,426

TOTAL CONSUMER DISCRETIONARY		1,846,550

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19(b)	264,306	264,774
Food Products - 0.1%
Chobani LLC Tranche B, term loan 9/30/23 (d)	40,000	40,000

TOTAL CONSUMER STAPLES		304,774

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.5% 4/1/22(b)(e)	731,038	732,939
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	120,000	120,337
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,925,247)		3,004,600

Preferred Securities - 5.7%
FINANCIALS - 1.9%
Banks - 1.9%
JPMorgan Chase & Co. 7.9% (b)(f)	370,000	380,175
Wells Fargo & Co. 7.98% (b)(f)	410,000	428,491
		808,666
INDUSTRIALS - 3.8%
Industrial Conglomerates - 3.8%
General Electric Co. 5% (b)(f)	1,485,000	1,579,216
TOTAL PREFERRED SECURITIES
(Cost $2,363,362)		2,387,882
	Shares	Value

Money Market Funds - 16.1%
Fidelity Cash Central Fund, 0.43% (g)
(Cost $6,753,090)	6,753,090	6,755,116
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $41,365,475)		42,729,119
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(832,917)
NET ASSETS - 100%		$41,896,202

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,839,642 or 21.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,401
Fidelity Securities Lending Cash Central Fund	111
Total	$8,512

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$433,423	$433,423	$--	$--
Consumer Staples	1,246,326	1,246,326	--	--
Energy	573,970	573,970	--	--
Financials	2,355,505	2,355,505	--	--
Health Care	1,307,360	1,251,984	55,376	--
Industrials	839,682	839,682	--	--
Information Technology	2,763,188	2,763,188	--	--
Real Estate	53,256	53,256	--	--
Telecommunication Services	55,930	55,930	--	--
Utilities	422,662	107,443	315,219	--
Corporate Bonds	14,868,475	--	14,868,475	--
U.S. Government and Government Agency Obligations	4,463,078	--	4,463,078	--
Municipal Securities	14,460	--	14,460	--
Foreign Government and Government Agency Obligations	1,184,206	--	1,184,206	--
Bank Loan Obligations	3,004,600	--	3,004,600	--
Preferred Securities	2,387,882	--	2,387,882	--
Money Market Funds	6,755,116	6,755,116	--	--
Total Investments in Securities:	$42,729,119	$16,435,823	$26,293,296	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $41,379,654. Net unrealized appreciation aggregated $1,349,465, of which $1,721,330 related to appreciated investment securities and $371,865 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016